Victory Pioneer Strategic Income Fund
Schedule of Investments | December 31, 2025

Schedule of Investments  |  12/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.1%
	Senior Secured Floating Rate Loan Interests — 0.7% of Net Assets*(a)
	Cruise Lines — 0.0%†
1,945,375	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.716% (Term SOFR + 300 bps), 5/1/31	$ 1,952,063
	Total Cruise Lines	$1,952,063

	Gambling (Non-Hotel) — 0.2%
6,950,000	River Rock Entertainment Authority, California, Term Loan, 12.73% (Term SOFR + 900 bps), 6/25/31	$ 6,776,250
	Total Gambling (Non-Hotel)	$6,776,250

	Medical-Drugs — 0.2%
4,835,700	1261229 B.C. Ltd., Initial Term Loan, 9.966% (Term SOFR + 625 bps), 10/8/30	$ 4,731,732
1,254,125	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.466% (Term SOFR + 375 bps), 4/23/31	1,246,287
	Total Medical-Drugs	$5,978,019

	Metal Processors & Fabrication — 0.0%†
972,027	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 7.607% (Term SOFR + 375 bps), 11/13/28	$ 974,457
	Total Metal Processors & Fabrication	$974,457

	Recreational Centers — 0.1%
2,664,344	Fitness International LLC, Term B Loan, 8.216% (Term SOFR + 450 bps), 2/12/29	$ 2,676,000
	Total Recreational Centers	$2,676,000

	Rental Auto & Equipment — 0.2%
7,277,107	Hertz Corp., Initial Term B Loan, 7.331% (Term SOFR + 350 bps), 6/30/28	$ 6,194,638
1,423,137	Hertz Corp., Initial Term C Loan, 7.331% (Term SOFR + 350 bps), 6/30/28	1,190,098
	Total Rental Auto & Equipment	$7,384,736

	Total Senior Secured Floating Rate Loan Interests (Cost $26,385,898)	$25,741,525

1Victory Pioneer Strategic Income Fund | 12/31/25

Shares		Value
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
1,018,282(b)+	Desarrolladora Homex SAB de CV	$ 57
	Total Household Durables	$57

	Oil, Gas & Consumable Fuels — 0.0%†
275	Frontera Energy Corp.	$ 1,199
	Total Oil, Gas & Consumable Fuels	$1,199

	Paper & Forest Products — 0.0%
162,828(b)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
1,281,710(b)	Grupo Aeromexico S.A.B de CV	$ 2,847,058
	Total Passenger Airlines	$2,847,058

	Telecommunications — 0.0%†
55,163(b)	Altice France	$ 993,482
	Telecommunications	$993,482

	Total Common Stocks (Cost $2,089,927)	$3,841,796

Principal Amount USD ($)
	Asset Backed Securities — 9.1% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 513,330
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	516,435
172,966	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	171,492
244,512	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	241,406
1,190,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	1,205,491
588,231	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	598,348
1,364,060	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	1,418,632
Victory Pioneer Strategic Income Fund | 12/31/252

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,527,387	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	$ 2,595,911
3,260,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	3,324,754
4,130,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31 (144A)	4,152,673
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,351,598
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,427,639
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,461,783
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	5,066,199
2,176,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	2,232,741
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	2,001,639
3,760,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	3,861,435
5,930,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	6,086,467
6,410,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	6,896,958
2,833,877	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,723,072
3,180,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	3,227,654
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.105% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,979,627
3Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	$ 1,818,362
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.671%, 2/25/46 (144A)	3,634,593
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,394,510
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,414
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,750,765
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	3,150,058
1,900,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,927,782
1,818,181(d)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	1,836,749
4,516,988	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	4,596,444
968,454	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	988,498
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,290,574
3,590,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	3,579,617
14,800,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	15,481,494
13,220,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	13,615,188
10,730,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	11,021,032
7,560,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class E, 7.52%, 12/15/32 (144A)	7,750,654
Victory Pioneer Strategic Income Fund | 12/31/254

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,734,808(c)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	$ 12,844,052
6,842,476(c)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	6,952,818
3,315,674(c)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	3,355,183
15,497,052(c)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	15,557,058
6,338,382(c)	FIGRE Trust, Series 2025-HE8, Class A, 5.206%, 11/25/55 (144A)	6,340,225
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.496% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	998,359
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,955,366
12,197,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	12,497,556
4,270,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class E, 7.73%, 6/15/32 (144A)	4,421,066
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,852,077
6,097,004(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	6,143,600
1,500,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class D, 9.22%, 1/25/29 (144A)	1,551,597
1,050,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class D, 9.41%, 1/27/31 (144A)	1,109,602
15,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	14,782,254
571,636	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	549,408
457,269(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.168% (SOFR30A + 525 bps), 5/20/32 (144A)	469,370
722,616(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class D, 7.918% (SOFR30A + 400 bps), 10/20/32 (144A)	731,281
5Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
118,677	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	$ 118,037
2,010,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	2,014,834
3,830,000	Libra Solutions LLC, Series 2025-1A, Class B, 8.055%, 8/15/39 (144A)	3,848,362
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,249,188
6,700,000	Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39 (144A)	6,721,773
829,412	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	821,387
2,760,283	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,178,540
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 10.607% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,553,869
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	6,069,247
5,450,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	5,583,333
4,997,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	5,165,069
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	5,927,616
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,312,232
2,959,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	2,909,231
2,550,666(d)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	2,583,265
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,578,080
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,855,555
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,716,699
3,750,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	180,000
1,031,250	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,047,853
Victory Pioneer Strategic Income Fund | 12/31/256

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,215,083	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	$ 2,284,422
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,453,208
3,390,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.21%, 6/20/36 (144A)	3,388,342
4,200,000	SCF Equipment Trust LLC, Series 2025-1A, Class E, 6.75%, 11/20/35 (144A)	4,334,677
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 7.42% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,649,328
4,022,000(e)	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	1,081,486
7,690,000(e)	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	3,013,545
2,550,000(e)	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30 (144A)	565,711
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,040,862
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,694,738
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,606,832
4,614,670(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	4,670,765
448,564	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	444,838
283,304	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	280,591
	Total Asset Backed Securities (Cost $356,850,435)	$348,006,405

	Collateralized Mortgage Obligations—7.3% of Net Assets
5,970,020(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 4,112,897
709,515(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.024% (SOFR30A + 215 bps), 8/25/34 (144A)	710,478
7Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,110,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.074% (SOFR30A + 320 bps), 8/25/34 (144A)	$ 5,148,838
8,062,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	6,030,261
2,803,330(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,666,289
2,692,358	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,599,160
3,450,000(c)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	3,276,468
6,710,000(c)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	6,397,647
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,284,444
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 7.639% (SOFR30A + 376 bps), 2/25/40 (144A)	2,751,675
7,980,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.374% (SOFR30A + 450 bps), 1/25/42 (144A)	8,246,501
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.824% (SOFR30A + 195 bps), 3/25/44 (144A)	3,296,033
3,740,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 5.574% (SOFR30A + 170 bps), 7/25/44 (144A)	3,752,866
248,289(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	2
2,638,958(c)	CSMC Trust, Series 2021-RPL2, Class M3, 3.537%, 1/25/60 (144A)	1,802,109
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.815% (SOFR30A + 395 bps), 9/26/33 (144A)	8,461,724
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 11.624% (SOFR30A + 775 bps), 1/25/51 (144A)	1,598,344
Victory Pioneer Strategic Income Fund | 12/31/258

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 7.624% (SOFR30A + 375 bps), 1/25/51 (144A)	$ 2,838,166
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.874% (SOFR30A + 400 bps), 11/25/51 (144A)	6,216,645
6,128,747(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.932% (SOFR30A + 592 bps), 7/15/42	785,437
3,511,467(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.452% (SOFR30A + 644 bps), 8/15/42	550,030
1,675,274(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4791, Class IO, 3.00%, 5/15/48	278,863
3,615,557(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4988, Class IL, 3.00%, 6/25/50	663,812
1,734,008(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	338,829
2,079,240(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	436,429
1,807,498(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5086, Class NI, 2.50%, 3/25/51	277,915
2,611,651(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5135, Class MI, 2.50%, 8/25/51	292,531
4,177,648(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5141, Class IJ, 2.50%, 4/25/51	479,819
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.524% (SOFR30A + 565 bps), 12/25/50 (144A)	3,027,870
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 13.989% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,522,875
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.274% (SOFR30A + 740 bps), 11/25/50 (144A)	7,630,632
9Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 7.624% (SOFR30A + 375 bps), 12/25/41 (144A)	$ 2,390,203
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 8.986% (SOFR30A + 491 bps), 9/25/47 (144A)	2,644,932
25,973,335(f)	Federal National Mortgage Association Interest Strip, Series 437, Class C11, 3.00%, 7/25/52	4,596,025
1,229,978(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.561% (SOFR30A + 644 bps), 8/25/41	111,643
1,475,878(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 2.211% (SOFR30A + 609 bps), 6/25/48	182,318
1,652,330(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 2.061% (SOFR30A + 594 bps), 7/25/49	190,200
1,307,429(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 2.061% (SOFR30A + 594 bps), 8/25/49	184,241
1,346,602(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 2.061% (SOFR30A + 594 bps), 8/25/49	192,736
1,481,028(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	312,219
11,291,469(f)	Federal National Mortgage Association REMICs, Series 2021-1, Class CI, 3.00%, 11/25/50	1,885,459
4,578,914(f)	Federal National Mortgage Association REMICs, Series 2021-44, Class NI, 3.00%, 7/25/51	875,283
2,812,840(f)	Federal National Mortgage Association REMICs, Series 2021-78, Class CI, 4.50%, 11/25/51	642,753
190,698,065(c)(f)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.203%, 6/1/51 (144A)	2,415,324
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
Victory Pioneer Strategic Income Fund | 12/31/2510

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
835,993	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	$ 843,930
1,446,462(a)(f)	Government National Mortgage Association, Series 2019-103, Class SB, 2.202% (1 Month Term SOFR + 594 bps), 8/20/49	175,326
12,895,623(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.096% (1 Month Term SOFR + 331 bps), 9/20/49	125,103
18,521,703(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,032,736
18,565,303(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,025,567
8,503,927(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,391,417
1,586,147(f)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	269,844
13,589,116(f)	Government National Mortgage Association, Series 2020-34, Class IO, 5.00%, 12/20/39	2,625,453
3,706,808(f)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	691,078
10,719,779(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.027% (1 Month Term SOFR + 324 bps), 1/20/50	105,459
3,128,789(f)	Government National Mortgage Association, Series 2021-146, Class QI, 3.00%, 8/20/51	506,914
1,412,514(f)	Government National Mortgage Association, Series 2021-182, Class TI, 3.50%, 10/20/51	262,205
2,196,995(f)	Government National Mortgage Association, Series 2021-213, Class CI, 2.50%, 7/20/50	288,784
1,923,520(f)	Government National Mortgage Association, Series 2021-213, Class EI, 2.50%, 1/20/49	192,082
2,811,154(f)	Government National Mortgage Association, Series 2021-213, Class NI, 3.00%, 12/20/51	349,947
2,032,777(f)	Government National Mortgage Association, Series 2021-42, Class KI, 2.50%, 3/20/51	284,357
9,202,066(f)	Government National Mortgage Association, Series 2023-70, Class IO, 4.00%, 6/20/50	1,884,631
2,214,441(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.97%, 3/25/50 (144A)	1,962,602
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.97%, 3/25/50 (144A)	1,107,695
11Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,640,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	$ 7,004,567
2,357,782(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.923%, 2/26/52 (144A)	1,977,492
1,494,924(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.465% (SOFR30A + 460 bps), 10/25/33 (144A)	1,532,697
62,982,803(c)(f)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	837,394
2,379,287(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.232%, 7/25/51 (144A)	2,077,371
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.266%, 9/25/56 (144A)	3,452,123
981,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 5.468%, 4/25/46 (144A)	830,040
121,477,215(c)(f)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.112%, 12/25/51 (144A)	755,807
2,000,000(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,414,889
6,027,233(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,913,066
106,227,440(c)(f)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.112%, 12/25/51 (144A)	655,498
1,853,486(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.968%, 10/25/51 (144A)	1,533,227
1,576,701(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.968%, 10/25/51 (144A)	1,080,699
4,339,936(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.095%, 8/25/52 (144A)	3,584,616
5,650,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,115,078
4,053,709(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 7.196% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	4,212,540
1,836,694(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 5.674% (SOFR30A + 180 bps), 3/25/51 (144A)	1,832,114
1,629,742(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 6.624% (SOFR30A + 275 bps), 3/25/51 (144A)	1,644,024
Victory Pioneer Strategic Income Fund | 12/31/2512

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
790,244	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	$ 742,829
1,522,684	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,457,970
5,361,552	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	4,866,107
3,705,643(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.673%, 6/25/51 (144A)	3,063,237
8,706,494(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.239% (SOFR30A + 336 bps), 10/25/49 (144A)	8,846,675
6,559,137(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 6.569% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	6,587,509
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.832%, 11/25/59 (144A)	12,048,070
2,301,539(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.711%, 6/25/51 (144A)	1,350,711
1,950,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	1,911,572
1,750,049(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.476%, 4/25/51 (144A)	1,427,150
3,337,343(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.476%, 4/25/51 (144A)	2,704,530
2,605,252(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,181,771
2,526,859(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.348%, 4/25/51 (144A)	2,057,986
2,125,454(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.634%, 10/25/51 (144A)	1,806,605
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 8.874% (SOFR30A + 500 bps), 11/25/31 (144A)	1,521,482
1,718,992(c)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.703%, 12/25/51 (144A)	1,402,631
13Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,941,395(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.706%, 7/25/51 (144A)	$ 3,365,629
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.631%, 11/25/51 (144A)	855,089
3,690,260(c)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.747%, 1/25/52 (144A)	3,082,861
10,150,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,344,193
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.856%, 1/25/52 (144A)	892,659
4,100,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,780,140
2,743,712(c)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.944%, 2/25/52 (144A)	1,400,909
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.489% (SOFR30A + 1,061 bps), 2/25/47 (144A)	5,805,109
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.782%, 10/25/56 (144A)	4,269,521
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.996% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,747,117
8,333,622(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,568,884
3,839,350(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.274% (SOFR30A + 340 bps), 11/25/33 (144A)	3,868,765
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	750,568
2,250,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,626,855
8,970,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	6,001,429
	Total Collateralized Mortgage Obligations (Cost $317,040,977)	$281,013,862

Victory Pioneer Strategic Income Fund | 12/31/2514

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—4.0% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 7.865% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 4,627,452
1,660,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 5.659% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	1,665,212
4,180,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.371% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	4,209,519
2,510,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 6.921% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	2,510,005
1,390,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 7.421% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	1,390,000
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 6.787% (SOFR30A + 285 bps), 1/20/37 (144A)	3,528,134
3,564,877(d)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.257%, 9/15/48 (144A)	1,438,147
1,704,240(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 7.715% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	607,873
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,224,695
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.833%, 4/15/50	3,707,469
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.753%, 12/25/26 (144A)	4,408,382
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	2,728,528
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.024%, 11/25/32 (144A)	2,029,570
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.299%, 8/25/33 (144A)	1,670,449
15Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.508%, 1/25/26 (144A)	$ 3,522,542
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.90%, 12/25/27 (144A)	6,114,397
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.123% (SOFR30A + 511 bps), 10/25/28	1,313,350
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.107%, 10/25/31 (144A)	891,079
2,820,900(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,716,534
8,381,377(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.023% (SOFR30A + 701 bps), 8/25/29	8,111,691
927,968(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.373% (SOFR30A + 636 bps), 1/25/27 (144A)	919,288
1,206,952(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.123% (SOFR30A + 911 bps), 7/25/30 (144A)	1,231,224
5,000,000(g)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,992,305
81,088,508(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	352,840
18,374,996(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	74,485
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	6,475,581
123,135,817(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	471,130
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	37,425
6,110,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.116% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	6,106,182
4,976,520(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.52% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,756,772
556,073(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 5.958% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	426,786
Victory Pioneer Strategic Income Fund | 12/31/2516

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
550,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	$ 551,121
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	1,501,692
4,875,480	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	4,701,097
276,073(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 3.939%, 5/15/48	274,002
3,530,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	3,330,379
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,775,373
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,896,621
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,193,870
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)	665,551
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.796% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,596,024
819,296(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	813,361
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.222%, 2/25/52 (144A)	4,944,405
2,443,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,250,686
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	7,207,859
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	6,553,703
1,500,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,236,314
7,000,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	7,079,212
17Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,500,000(c)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	$ 3,535,517
67,584,000(c)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.369%, 3/15/51	525,094
5,150,088(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,188,002
3,111,723(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	3,148,017
4,680,000(c)	VRTX Trust, Series 2025-HQ, Class D, 6.596%, 8/5/42 (144A)	4,746,940
452,918(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.243% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	451,681
	Total Commercial Mortgage-Backed Securities (Cost $178,112,093)	$154,425,567

	Convertible Corporate Bonds — 0.2% of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 6/30/26	$ 229,091
	Total Banks	$229,091

	Entertainment — 0.2%
290,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30	$ 304,645
5,800,000	Live Nation Entertainment, Inc., 2.875%, 10/15/31 (144A)	5,698,500
	Total Entertainment	$6,003,145

	REITS — 0.0%†
1,220,000	Boston Properties LP, 2.00%, 10/1/30 (144A)	$ 1,177,910
	Total REITS	$1,177,910

	Software — 0.0%†
435,000	CoreWeave, Inc., 1.75%, 12/1/31 (144A)	$ 411,619
	Total Software	$411,619

	Total Convertible Corporate Bonds (Cost $8,839,199)	$7,821,765

Victory Pioneer Strategic Income Fund | 12/31/2518

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 40.6% of Net Assets
	Aerospace & Defense — 0.5%
12,140,000	Boeing Co., 6.858%, 5/1/54	$ 13,634,903
3,475,000	Boeing Co., 7.008%, 5/1/64	3,948,470
	Total Aerospace & Defense	$17,583,373

	Agriculture — 0.1%
4,170,000	Philip Morris International, Inc., 4.625%, 10/29/35	$ 4,079,432
	Total Agriculture	$4,079,432

	Airlines — 0.9%
5,606,726(h)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 5,603,362
1,189,900	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,147,640
11,240,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	11,278,216
1,810,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,848,571
3,915,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	3,996,941
EUR7,700,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	9,394,436
	Total Airlines	$33,269,166

	Auto Manufacturers — 3.6%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,564,518
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,964,285
11,710,000	Ford Motor Credit Co. LLC, 5.869%, 10/31/35	11,564,574
13,710,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	14,073,530
10,520,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	10,775,855
2,052,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	2,085,369
18,130,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	18,781,934
3,490,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	3,649,692
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,970,938
21,480,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	22,362,743
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	14,188,554
19Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	$ 19,433,291
7,410,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,674,615
	Total Auto Manufacturers	$140,089,898

	Auto Parts & Equipment — 0.2%
2,605,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 2,663,472
2,635,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	2,731,313
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	2,353,047
	Total Auto Parts & Equipment	$7,747,832

	Banks — 7.0%
18,100,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,552,306
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	5,156,681
9,295,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,602,234
8,900,000	Banco Bradesco S.A., 6.50%, 1/22/30 (144A)	9,362,088
3,460,000(c)(i)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,668,148
8,400,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,687,088
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,538,977
7,330,000(c)(i)	BNP Paribas S.A., 6.875% (5 Year CMT Index + 285 bps) (144A)	7,361,460
2,101,000(c)(i)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	2,194,394
17,270,000(c)(i)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	18,069,912
6,150,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	5,518,698
15,889,000(c)(i)	Citigroup, Inc., 6.75% (5 Year CMT Index + 257 bps)	16,173,874
4,129,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	4,328,879
6,660,000	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	666
Victory Pioneer Strategic Income Fund | 12/31/2520

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
19,300,000(c)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 17,322,785
7,605,000(c)(i)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	7,933,057
50,000,000(c)	JPMorgan Chase & Co., 4.255% (SOFR + 93 bps), 10/22/31	49,848,319
4,030,000(c)	Lloyds Banking Group Plc, 4.425% (1 Year CMT Index + 82 bps), 11/4/31	4,017,428
7,605,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,992,623
1,930,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	2,030,975
6,765,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	7,102,692
16,049,000(c)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	15,216,440
3,700,000(c)(i)	Nordea Bank Abp, 6.75% (5 Year CMT Index + 272 bps) (144A)	3,799,008
3,560,000(c)	Northern Trust Corp., 5.117% (5 Year CMT Index + 105 bps), 11/19/40	3,555,106
5,010,000(c)(e)(i)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
23,889,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	24,350,398
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	10,073,638
3,595,000(c)(i)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,792,790
	Total Banks	$268,250,664

	Biotechnology — 0.2%
EUR6,130,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 7,442,009
	Total Biotechnology	$7,442,009

	Building Materials — 0.2%
6,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	$ 6,574,883
	Total Building Materials	$6,574,883

	Chemicals — 0.8%
EUR3,235,000	Celanese US Holdings LLC, 5.00%, 4/15/31	$ 3,707,714
21Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Chemicals — (continued)
14,605,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 15,428,957
12,507,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	12,878,090
	Total Chemicals	$32,014,761

	Commercial Services — 0.9%
7,195,000	ADT Security Corp., 5.875%, 10/15/33 (144A)	$ 7,284,171
2,435,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	2,514,372
7,474,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	7,351,090
6,400,000	Element Fleet Management Corp., 4.641%, 11/24/30 (144A)	6,417,846
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,756,050
1,435,000	Herc Holdings, Inc., 5.75%, 3/15/31 (144A)	1,456,301
1,450,000	Herc Holdings, Inc., 6.00%, 3/15/34 (144A)	1,469,324
2,480,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	2,629,753
	Total Commercial Services	$32,878,907

	Computers — 0.0%†
EUR1,425,000	Almaviva-The Italian Innovation Co. S.p.A., 5.00%, 10/30/30 (144A)	$ 1,688,552
	Total Computers	$1,688,552

	Distribution/Wholesale — 0.1%
4,107,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 3,901,835
	Total Distribution/Wholesale	$3,901,835

	Diversified Financial Services — 3.1%
7,750,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 8,032,095
5,823,000(c)	Ally Financial, Inc., 6.646% (5 Year CMT Index + 245 bps), 1/17/40	5,860,680
5,160,000	Avolon Holdings Funding, Ltd., 4.70%, 1/30/31 (144A)	5,126,785
6,950,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	6,083,757
4,660,000(c)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	4,864,494
13,000,000	Citadel Securities Global Holdings LLC, 5.50%, 6/18/30 (144A)	13,341,346
Victory Pioneer Strategic Income Fund | 12/31/2522

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
5,517,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	$ 5,807,426
745,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	784,235
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	5,133,992
17,225,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	17,863,169
10,200,000+	HOA Funding, LLC, 4.723%, 8/20/51 (144A)	—
12,765,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	13,324,060
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	5,413,255
2,885,000	OneMain Finance Corp., 6.125%, 5/15/30	2,941,509
5,830,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	6,026,628
8,110,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	8,553,812
5,425,000	Stonebriar ABF Issuer LLC, 8.125%, 12/15/30 (144A)	5,583,410
2,915,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	2,910,353
	Total Diversified Financial Services	$117,651,006

	Electric — 1.7%
7,400,000(c)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	$ 7,346,427
11,265,000(c)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	11,068,200
4,205,000	Basin Electric Power Cooperative, 5.85%, 10/15/55 (144A)	4,118,468
4,640,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	4,505,135
2,705,000(c)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	2,761,333
10,760,000(c)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,968,078
4,400,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	4,487,621
7,500,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	7,755,673
23Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Electric — (continued)
10,970,000	Vistra Operations Co. LLC, 4.60%, 10/15/30 (144A)	$ 10,965,555
1,565,000(c)	WEC Energy Group, Inc., 5.625% (5 Year CMT Index + 191 bps), 5/15/56	1,574,857
	Total Electric	$65,551,347

	Electronics — 0.1%
3,695,000	Flex, Ltd., 5.375%, 11/13/35	$ 3,686,312
	Total Electronics	$3,686,312

	Energy-Alternate Sources — 0.0%†
555,973	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 530,579
	Total Energy-Alternate Sources	$530,579

	Engineering & Construction — 0.4%
11,780,000	AECOM, 6.00%, 8/1/33 (144A)	$ 12,072,851
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	4,934,538
	Total Engineering & Construction	$17,007,389

	Entertainment — 0.9%
EUR7,695,035(h)	LHMC Finco 2 S.a.r.l., 9.375% (9.38% PIK or 8.63% Cash), 5/15/30 (144A)	$ 9,381,421
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,240,727
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,380,780
6,145,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	6,520,589
	Total Entertainment	$35,523,517

	Food — 0.8%
2,600,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 2,627,413
6,965,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	6,993,173
5,010,000	Aragvi Finance International DAC, 11.125%, 11/20/29 (144A)	4,988,260
EUR2,875,000	Darling Global Finance BV, 4.50%, 7/15/32 (144A)	3,422,859
Victory Pioneer Strategic Income Fund | 12/31/2524

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — (continued)
1,038,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 1,087,841
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	13,408,659
	Total Food	$32,528,205

	Forest Products & Paper — 0.1%
EUR4,000,000	Fedrigoni S.p.A., 6.125%, 6/15/31 (144A)	$ 4,581,134
	Total Forest Products & Paper	$4,581,134

	Gas — 0.1%
2,220,000(c)	Spire, Inc., 6.45% (5 Year CMT Index + 233 bps), 6/1/56	$ 2,211,423
	Total Gas	$2,211,423

	Healthcare-Products — 0.4%
1,550,000	Baxter International, Inc., 4.90%, 12/15/30	$ 1,561,868
1,550,000	Baxter International, Inc., 5.65%, 12/15/35	1,568,629
12,042,000(c)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	11,272,882
	Total Healthcare-Products	$14,403,379

	Healthcare-Services — 1.0%
8,030,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 7,981,493
EUR1,285,000	Mehilainen Yhtiot Oy, 5.125%, 6/30/32 (144A)	1,533,055
11,575,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	12,153,757
EUR2,440,000	RAY Financing LLC, 6.50%, 7/15/31 (144A)	2,917,923
8,770,000	Rede D'or Finance S.a.r.l., 6.45%, 9/9/35 (144A)	9,019,945
6,325,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,371,899
	Total Healthcare-Services	$39,978,072

	Insurance — 3.7%
3,800,000(c)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,889,775
10,600,000(c)(i)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	11,003,245
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	11,341,131
11,134,000(c)(i)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	11,630,565
25Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Insurance — (continued)
9,880,000(c)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	$ 9,266,221
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	11,163,919
6,810,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	6,987,196
4,763,000(c)	Hanwha Life Insurance Co., Ltd., 6.30% (5 Year CMT Index + 229 bps), 6/24/55 (144A)	4,945,899
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,042,459
2,315,000	Lincoln National Corp., 5.35%, 11/15/35	2,335,478
5,065,000	Manulife Financial Corp., 4.986%, 12/11/35	5,052,517
17,015,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	17,652,399
3,590,000(c)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	3,865,673
4,400,000	Sector Re V, Ltd., 12/1/30	4,466,440
18,800,000(c)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	18,988,320
	Total Insurance	$140,631,237

	Internet — 0.4%
5,540,000	ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,454,354
4,455,000	Meta Platforms, Inc., 5.625%, 11/15/55	4,275,780
7,590,000	Meta Platforms, Inc., 5.75%, 11/15/65	7,237,093
	Total Internet	$16,967,227

	Iron & Steel — 0.7%
3,185,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,264,626
6,905,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	7,181,426
920,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	970,453
2,400,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	2,508,050
Victory Pioneer Strategic Income Fund | 12/31/2526

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
5,425,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	$ 5,547,236
5,425,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	5,561,471
	Total Iron & Steel	$25,033,262

	Leisure Time — 0.1%
EUR1,567,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 1,975,155
EUR891,000	Carnival Plc, 4.125%, 7/15/31 (144A)	1,060,192
2,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,733,009
	Total Leisure Time	$4,768,356

	Lodging — 0.7%
EUR5,055,000	Essendi S.A., 5.625%, 5/15/32 (144A)	$ 6,088,967
2,710,000	Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34 (144A)	2,728,612
7,360,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	7,543,904
1,360,000	Melco Resorts Finance, Ltd., 6.50%, 9/24/33 (144A)	1,363,484
7,783,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	8,186,218
	Total Lodging	$25,911,185

	Machinery-Diversified — 0.1%
EUR4,025,000(a)	Mangrove Luxco III S.a.r.l., 7.009% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 4,729,565
	Total Machinery-Diversified	$4,729,565

	Media — 0.2%
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	$ 2,214,585
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,805,328
	Total Media	$6,019,913

	Mining — 0.8%
7,500,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55 (144A)	$ 8,074,200
2,440,000	First Quantum Minerals, Ltd., 7.25%, 2/15/34 (144A)	2,565,184
1,840,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	1,965,023
27Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Mining — (continued)
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 11,286,389
7,050,000	Novelis Corp., 6.375%, 8/15/33 (144A)	7,147,086
	Total Mining	$31,037,882

	Miscellaneous Manufacturing — 0.1%
4,534,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 4,669,956
	Total Miscellaneous Manufacturing	$4,669,956

	Multi-National — 1.4%
12,945,000(c)(i)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 12,916,203
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	7,758,551
BRL121,895,000(g)	European Bank for Reconstruction & Development, 2/2/32	11,163,323
TRY944,110,000(g)	European Bank for Reconstruction & Development, 7/11/36	1,602,123
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,639,927
INR435,400,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	4,749,603
INR581,000,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28	6,446,450
KZT1,339,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	2,501,956
	Total Multi-National	$52,778,136

	Oil & Gas — 3.2%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,683,587
8,710,000	Aker BP ASA, 5.25%, 10/30/35 (144A)	8,509,150
17,500,000	APA Corp., 6.75%, 2/15/55	17,429,234
1,300,000	Azule Energy Finance Plc, 8.125%, 1/23/30 (144A)	1,301,690
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	5,428,915
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,430,496
23,191,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	22,040,078
9,050,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	9,633,191
Victory Pioneer Strategic Income Fund | 12/31/2528

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
7,303,719	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	$ 6,405,078
3,645,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	3,444,889
8,275,000	Transocean International, Ltd., 8.25%, 5/15/29 (144A)	8,339,992
1,230,000	Transocean International, Ltd., 8.50%, 5/15/31 (144A)	1,218,347
5,060,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	5,056,357
17,440,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	17,604,337
4,404,000	YPF S.A., 6.95%, 7/21/27 (144A)	4,438,941
	Total Oil & Gas	$121,964,282

	Oil & Gas Services — 0.1%
2,055,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	$ 2,101,118
	Total Oil & Gas Services	$2,101,118

	Pharmaceuticals — 0.9%
5,375,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 5,590,091
EUR22,674,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	27,341,924
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,343,008
14,050,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$34,275,023

	Pipelines — 1.8%
6,760,000	Columbia Pipelines Holding Co. LLC, 4.999%, 11/17/32 (144A)	$ 6,759,398
4,115,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	4,184,445
3,425,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,554,448
5,520,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,845,100
5,520,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	5,843,113
6,338,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	7,267,584
1,545,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,574,006
29Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
3,845,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	$ 4,109,801
9,271,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	9,663,831
5,730,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	5,941,712
3,278,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,259,728
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,596,175
4,185,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30 (144A)	4,261,771
4,840,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	4,957,322
	Total Pipelines	$68,818,434

	Real Estate — 0.1%
1,770,000	CBRE Services, Inc., 4.90%, 1/15/33	$ 1,778,504
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	3,817,210
	Total Real Estate	$5,595,714

	REITS — 0.4%
640,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 573,973
610,000	Highwoods Realty LP, 3.05%, 2/15/30	567,985
1,535,000	Highwoods Realty LP, 5.35%, 1/15/33	1,533,849
3,785,000	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	3,812,525
9,575,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	9,677,920
	Total REITS	$16,166,252

	Retail — 0.2%
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	$ 5,297,365
9,940,844	HOA RoyaltyCo LLC, 4.723%, 11/22/55 (144A)	2,091,000
	Total Retail	$7,388,365

Victory Pioneer Strategic Income Fund | 12/31/2530

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — 0.5%
8,134,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	$ 8,507,144
10,114,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	10,717,686
	Total Semiconductors	$19,224,830

	Software — 0.5%
12,390,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 11,355,683
7,246,000	Oracle Corp., 5.95%, 9/26/55	6,420,059
	Total Software	$17,775,742

	Telecommunications — 1.3%
365,798	Altice France S.A., 6.50%, 10/15/31 (144A)	$ 347,347
1,413,134	Altice France S.A., 6.50%, 4/15/32 (144A)	1,354,745
7,603,967	Altice France S.A., 6.875%, 10/15/30 (144A)	7,374,266
5,830,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	5,965,711
1,435,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	1,491,285
18,125,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	17,387,312
9,149,000	Turkcell Iletisim Hizmetleri AS, 7.65%, 1/24/32 (144A)	9,727,858
5,975,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	5,737,893
1,925,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	1,896,204
	Total Telecommunications	$51,282,621

	Toys/Games/Hobbies — 0.0%†
1,490,000	Mattel, Inc., 5.00%, 11/17/30	$ 1,500,332
	Total Toys/Games/Hobbies	$1,500,332

	Transportation — 0.3%
8,035,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 8,301,457
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,241,925
	Total Transportation	$10,543,382

	Total Corporate Bonds (Cost $1,537,936,418)	$1,558,356,489

31Victory Pioneer Strategic Income Fund | 12/31/25

Shares		Value
	Preferred Stock — 0.5% of Net Assets
	Banks — 0.4%
93,105	Bank of America Corp., 5.00%	$ 1,932,860
309,879	JPMorgan Chase & Co., 4.20%	5,661,489
88,989	KeyCorp, 5.625%	1,891,906
56,272	US Bancorp, 3.75%	862,650
114,855	Wells Fargo & Co., 4.25%	2,040,974
	Total Banks	$12,389,879

	Capital Markets — 0.1%
223,147	Morgan Stanley, 4.25%	$ 3,936,313
33,344	State Street Corp., 5.35%	748,573
	Total Capital Markets	$4,684,886

	Consumer Finance — 0.0%†
34,711	Capital One Financial Corp., 4.375%	$ 581,062
	Total Consumer Finance	$581,062

	Total Preferred Stock (Cost $17,607,191)	$17,655,827

Principal Amount USD ($)
Insurance-Linked Securities — 3.3% of Net Assets#
Event Linked Bonds — 2.0%
Earthquakes – California — 0.0%†
500,000(a)	Ursa Re II, 8.626%, (3 Month U.S. Treasury Bill + 500 bps), 12/7/29 (144A)	$ 501,280
Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 6.685%, (GSMMUSTF + 310 bps), 11/5/27 (144A)	$ 508,150
Flood – U.S. — 0.0%†
1,000,000(a)	FloodSmart Re, 17.94%, (FHMMUSTF + 1,436 bps), 3/12/27 (144A)	$ 1,063,800
Health – U.S. — 0.2%
2,000,000(a)	Vitality Re XIII, 5.58%, (FHMMUSTF + 200 bps), 1/6/26 (144A)	$ 1,999,800
Victory Pioneer Strategic Income Fund | 12/31/2532

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Health – U.S. — (continued)
4,000,000(a)	Vitality Re XIV, 7.08%, (FHMMUSTF + 350 bps), 1/5/27 (144A)	$ 4,078,800
400,000(a)	Vitality Re XIV, 8.08%, (FHMMUSTF + 450 bps), 1/5/27 (144A)	408,920
		$6,487,520

	Multiperil – Florida — 0.1%
1,250,000(a)	Sanders Re, 11.33%, (BRMMUSDF + 772 bps), 6/5/26 (144A)	$ 1,281,250
	Multiperil – Massachusetts — 0.0%†
500,000(a)	Mayflower Re, 7.126%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 517,300
	Multiperil – U.S. — 0.8%
500,000(a)	Aquila Re, 9.00%, (BRMMUSDF + 539 bps), 6/7/27 (144A)	$ 517,800
250,000(a)	Bonanza Re, 7.37%, (MSMMUSTF + 375 bps), 12/19/27 (144A)	252,500
1,000,000(a)	Bonanza Re, 9.12%, (MSMMUSTF + 550 bps), 12/19/27 (144A)	1,022,000
750,000(a)	Commonwealth Re, 7.41%, (JMMMUSTF + 375 bps), 7/10/28 (144A)	771,750
700,000(a)	Foundation Re, 7.042%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/30 (144A)	698,950
400,000(a)	Four Lakes Re, 6.86%, (BRMMUSDF + 325 bps), 1/8/29 (144A)	400,060
750,000(a)	Four Lakes Re, 9.11%, (BRMMUSDF + 550 bps), 1/7/28 (144A)	769,575
250,000(a)	Four Lakes Re, 9.41%, (BRMMUSDF + 580 bps), 1/7/27 (144A)	254,725
1,250,000(a)	Four Lakes Re, 9.61%, (BRMMUSDF + 600 bps), 1/8/29 (144A)	1,250,209
0	Four Lakes Re, 10.42%, (BRMMUSDF + 681 bps), 1/7/26 (144A)	—
250,000(a)	Four Lakes Re, 11.86%, (BRMMUSDF + 825 bps), 1/7/28 (144A)	256,450
750,000(a)	Fuchsia 2024-1 , 8.77%, (FRMMUSTI + 514 bps), 4/6/28 (144A)	777,225
500,000(a)	Herbie Re, 10.91%, (JMMMUSTF + 725 bps), 1/8/29 (144A)	515,100
2,500,000(a)	High Point Re, 9.25%, (BRMMUSDF + 564 bps), 1/6/27 (144A)	2,540,500
500,000(a)	Merna Re Companywide, 10.66%, (JMMMUSTF + 700 bps), 7/7/28 (144A)	532,850
33Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Merna Re Enterprise, 11.41%, (JMMMUSTF + 775 bps), 7/7/28 (144A)	$ 515,750
500,000(a)	Merna Re II, 11.091%, (GSMMUSTI + 747 bps), 7/7/27 (144A)	529,100
1,000,000(a)	Merna Re II, 12.111%, (GSMMUSTI + 849 bps), 7/7/27 (144A)	1,037,700
850,000(a)	Mystic Re, 15.621%, (GSMMUSTI + 1,200 bps), 1/8/27 (144A)	890,630
2,900,000(a)	Mystic Re IV, 12.54%, (BRMMUSDF + 893 bps), 1/8/26 (144A)	2,900,000
750,000(a)	Residential Re, 9.04%, (JMMMUSTF + 538 bps), 12/6/28 (144A)	775,650
750,000(a)	Residential Re, 9.63%, (JMMMUSTF + 597 bps), 12/6/27 (144A)	787,350
750,000(a)	Residential Re, 10.60%, (JMMMUSTF + 694 bps), 12/6/28 (144A)	770,700
1,500,000(a)	Residential Re, 11.25%, (JMMMUSTF + 759 bps), 12/6/26 (144A)	1,552,350
1,500,000(a)	Residential Re, 12.36%, (JMMMUSTF + 870 bps), 12/6/27 (144A)	1,572,150
1,500,000(a)	Sanders Re, 7.60%, (BRMMUSDF + 399 bps), 4/7/29 (144A)	1,533,000
600,000(a)	Sanders Re, 7.621%, (GSMMUSTI + 400 bps), 4/7/28 (144A)	615,360
600,000(a)	Sanders Re, 7.871%, (GSMMUSTI + 425 bps), 4/8/30 (144A)	627,960
600,000(a)	Sanders Re, 8.121%, (GSMMUSTI + 450 bps), 4/7/28 (144A)	619,680
600,000(a)	Sanders Re, 8.371%, (GSMMUSTI + 475 bps), 4/8/30 (144A)	636,120
2,000,000(a)	Sanders Re, 8.97%, (BRMMUSDF + 536 bps), 4/7/29 (144A)	2,081,000
750,000(a)	Sanders Re, 9.17%, (BRMMUSDF + 556 bps), 4/7/28 (144A)	787,725
250,000(a)	Sanders Re III, 9.08%, (BRMMUSDF + 547 bps), 4/7/27 (144A)	258,400
750,000(a)	Sanders Re III, 9.60%, (BRMMUSDF + 599 bps), 4/7/27 (144A)	781,875
500,000(a)	Skyline Re, 7.042%, (1 Month U.S. Treasury Bill + 350 bps), 1/7/30 (144A)	499,993
		$30,332,187

Victory Pioneer Strategic Income Fund | 12/31/2534

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 15.992%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 831,375
250,000(a)	Easton Re, 11.11%, (BRMMUSDF + 750 bps), 1/8/27 (144A)	255,175
500,000(a)	Galileo Re, 6.91%, (JMMMUSTF + 325 bps), 1/8/30 (144A)	500,030
500,000(a)	Galileo Re, 10.621%, (GSMMUSTI + 700 bps), 1/8/26 (144A)	499,500
1,000,000(a)	Galileo Re, 10.621%, (GSMMUSTI + 700 bps), 1/7/28 (144A)	1,048,500
0	Kilimanjaro II Re, 7.621%, (GSMMUSTI + 400 bps), 7/9/29 (144A)	—
0	Kilimanjaro II Re, 7.621%, (GSMMUSTI + 400 bps), 7/8/30 (144A)	—
0	Kilimanjaro II Re, 10.121%, (GSMMUSTI + 650 bps), 7/9/29 (144A)	—
0	Kilimanjaro II Re, 10.121%, (GSMMUSTI + 650 bps), 7/8/30 (144A)	—
800,000(a)	Mona Lisa Re, 16.11%, (BRMMUSDF + 1,250 bps), 1/8/26 (144A)	800,800
400,000(a)	Montoya Re, 8.792%, (1 Month U.S. Treasury Bill + 525 bps), 4/9/30 (144A)	399,970
		$4,335,350

	Multiperil – U.S. Regional — 0.1%
750,000(a)	Aquila Re, 10.89%, (BNMMDTSC + 726 bps), 6/8/26 (144A)	$ 765,750
1,000,000(a)	Locke Tavern Re, 8.583%, (GSMMUSTI + 496 bps), 4/9/26 (144A)	1,006,000
2,500,000(a)	Long Point Re IV, 7.86%, (BRMMUSDF + 425 bps), 6/1/26 (144A)	2,516,250
0	Matterhorn Re, 5.11%, (BRMMUSDF + 150 bps), 1/8/27 (144A)	—
		$4,288,000

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 11.323%, (SOFR + 757 bps), 6/5/26 (144A)	$ 1,290,375
800,000(a)	Bridge Street Re, 11.292%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/29 (144A)	799,299
500,000(a)	Cat Re 2001, 16.70%, (JMMMUSTF + 1,304 bps), 1/8/27 (144A)	523,100
35Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,000,000(a)	Kendall Re, 9.871%, (GSMMUSTI + 625 bps), 4/30/27 (144A)	$ 1,044,600
250,000(a)	Silk Road Re, 9.64%, (BNMMDTSC + 600 bps), 1/10/28 (144A)	251,875
		$3,909,249

	Windstorm – Florida — 0.1%
309,439(a)	Integrity Re, 4.08%, (FHMMUSTF + 50 bps), 6/6/30 (144A)	$ 154,720
750,000(a)	Integrity Re, 11.542%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	777,825
750,000(a)	Integrity Re, 13.292%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	783,225
1,000,000(a)	Integrity Re, 16.902%, (FHMMUSTF + 1,332 bps), 6/6/26 (144A)	1,053,000
250,000(a)	Marlon Re, 10.966%, (JMMMUSTF + 731 bps), 6/7/27 (144A)	265,225
500,000(a)	Merna Re II, 12.371%, (GSMMUSTI + 875 bps), 7/7/27 (144A)	527,900
750,000(a)	Palm Re, 11.38%, (BNMMDTSC + 775 bps), 6/7/28 (144A)	783,075
500,000(a)	Purple Re, 12.786%, (JMMMUSTF + 913 bps), 6/7/27 (144A)	525,850
		$4,870,820

	Windstorm – Louisiana — 0.0%†
500,000(a)	Bayou Re, 22.704%, (JMMMUSTF + 1,904 bps), 5/26/26 (144A)	$ 535,000
	Windstorm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 8.505%, (FHMMUSTF + 493 bps), 7/8/27 (144A)	$ 776,625
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 15.929%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 267,300
250,000(a)	International Bank for Reconstruction & Development, 17.423%, (SOFR + 1,372 bps), 4/24/28 (144A)	268,950
		$536,250

	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 7.08%, (FHMMUSTF + 350 bps), 1/8/29 (144A)	$ 249,723
Victory Pioneer Strategic Income Fund | 12/31/2536

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – North Carolina — (continued)
500,000(a)	Blue Ridge Re, 8.83%, (FHMMUSTF + 525 bps), 1/8/27 (144A)	$ 510,350
250,000(a)	Blue Ridge Re, 9.58%, (FHMMUSTF + 600 bps), 1/8/29 (144A)	250,060
1,250,000(a)	Blue Ridge Re, 11.57%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,294,375
1,750,000(a)	Cape Lookout Re, 10.48%, (FHMMUSTF + 690 bps), 3/13/32 (144A)	1,852,200
		$4,156,708

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.12%, (FHMMUSTF + 654 bps), 6/7/27 (144A)	$ 525,150
250,000(a)	Alamo Re, 12.014%, (FHMMUSTF + 843 bps), 6/7/27 (144A)	265,725
1,000,000(a)	Alamo Re, 12.66%, (FHMMUSTF + 908 bps), 6/7/26 (144A)	1,030,000
		$1,820,875

	Windstorm – U.S. — 0.2%
250,000(a)	Bonanza Re, 11.65%, (MSMMUSTF + 803 bps), 1/8/26 (144A)	$ 250,000
3,150,000(a)	Cape Lookout Re, 10.782%, (FHMMUSTF + 720 bps), 4/28/26 (144A)	3,206,700
500,000(a)	Gateway Re, 17.55%, (BRMMUSDF + 1,394 bps), 2/24/26 (144A)	508,500
250,000(a)	Gateway Re II, 13.18%, (BRMMUSDF + 957 bps), 4/27/26 (144A)	256,250
1,500,000(a)	Mayflower Re, 8.625%, (FHMMUSTF + 505 bps), 7/8/26 (144A)	1,523,250
1,000,000(a)	Purple Re, 16.742%, (1 Month Term SOFR + 1,301 bps), 4/24/26 (144A)	1,037,600
		$6,782,300

	Windstorm – U.S. Multistate — 0.0%†
625,000(a)	Chartwell Re, 9.66%, (JMMMUSTF + 600 bps), 6/7/28 (144A)	$ 653,750
250,000(a)	Chartwell Re, 10.66%, (JMMMUSTF + 700 bps), 6/7/28 (144A)	259,075
250,000(a)	Gateway Re, 9.51%, (BRMMUSDF + 590 bps), 7/8/27 (144A)	257,550
		$1,170,375

37Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.1%
2,600,000(a)	Lightning Re, 14.621%, (GSMMUSTI + 1,100 bps), 3/31/26 (144A)	$ 2,655,900
	Total Event Linked Bonds	$76,528,939

Face Amount USD ($)
	Collateralized Reinsurance — 0.4%
	Multiperil – Massachusetts — 0.0%†
400,000(b)(j)+	Portsalon Re 2022, 5/31/28	$ 285,520
	Multiperil – U.S. — 0.2%
9,326,910(b)(j)+	PI0047 2024-1, 12/31/29	$ 10,110,468
	Multiperil – Worldwide — 0.2%
1,000,000(b)(j)+	Cheltenham-PI0051 Re 2025, 5/31/29	$ 982,537
250,000(b)(j)+	Epsom Re 2025, 12/31/30	256,940
5,000,000(b)(j)+	Gamboge Re, 3/31/30	2,326,000
750,000(b)(j)+	Merion Re 2025-1, 12/31/30	781,102
250,000(j)+	Old Head Re 2025, 12/31/30	10,475
500,000(b)(j)+	Old Head Re 2026, 12/31/31	404,998
1,000,000(b)(j)+	Phoenix 3 Re, 1/4/39	1,193,900
750,000(b)(j)+	Pine Valley Re 2025, 12/31/29	765,540
EUR500,000(b)(j)+	Tomtit Re 2026, 12/31/31	587,600
2,000,000(j)+	Walton Health Re 2022, 12/15/27	115,007
		$7,424,099

	Total Collateralized Reinsurance	$17,820,087

	Reinsurance Sidecars — 0.9%
	Multiperil – Worldwide — 0.9%
236,951(b)(k)+	Alturas Re 2021-3, 7/31/26	$ 6,066
2,318,301(b)(k)+	Alturas Re 2022-2, 12/31/27	81,372
1,000,000(b)(j)+	Banbury-PI0050 Re 2024, 3/31/30	1,048,254
4,000,000(b)(j)+	Bantry Re 2025, 12/31/30	4,340,000
3,250,000(b)(j)+	Bantry Re 2025, 6/30/31	3,688,750
2,000,000(b)(j)+	Berwick Re 2020-1, 3/31/26	—
2,000,000(b)(j)+	Berwick Re 2025, 12/31/30	2,220,000
1,000,000(b)(j)+	Clearwater Re 2025, 12/31/30	1,129,778
880,000(b)(j)+	Eden Re II, 3/20/26 (144A)	45,855
30,000(b)(j)+	Eden Re II, 3/19/27 (144A)	110,235
29,000(b)(j)+	Eden Re II, 3/17/28 (144A)	216,742
2,800,000(b)(j)+	Eden Re II, 3/19/30 (144A)	3,193,400
Victory Pioneer Strategic Income Fund | 12/31/2538

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,250,000(b)(j)+	Gleneagles Re 2022, 12/31/27	$ 147,500
4,000,000(b)(j)+	Gullane Re 2025, 12/31/30	3,855,780
6,551,154(b)(j)+	Merion Re 2022-2, 12/31/27	4,364,379
2,000,000(b)(j)+	Pangaea Re 2025-1, 12/31/30	1,920,000
2,500,000(b)(j)+	Pangaea Re 2025-3 , 7/1/31	2,932,401
5,162(b)(j)+	Sector Re V, 12/1/28 (144A)	—
3,226(b)(j)+	Sector Re V, 12/1/28 (144A)	—
2,974(b)(j)+	Sector Re V, 12/1/29 (144A)	1,275,673
4,000,000(b)(k)+	Thopas Re 2020, 12/31/26	18,000
5,000,000(b)(k)+	Thopas Re 2021, 12/31/26	—
3,000,000(b)(k)+	Thopas Re 2022, 12/31/27	—
3,192,294(b)(k)+	Thopas Re 2023, 12/31/28	8,300
3,192,294(b)(k)+	Thopas Re 2024, 12/31/29	18,835
3,000,000(b)(k)+	Thopas Re 2025, 12/31/30	3,680,700
1,250,000(b)(k)+	Viribus Re 2018, 12/31/26	—
3,650,000(b)(k)+	Viribus Re 2019, 12/31/26	—
1,500,000(b)(k)+	Viribus Re 2023, 12/31/28	46,950
250,000(k)+	Viribus Re 2024, 12/31/29	15,825
		$34,364,795

	Total Reinsurance Sidecars	$34,364,795

	Total Insurance-Linked Securities (Cost $118,206,223)	$128,713,821

Principal Amount USD ($)
	Foreign Government Bonds — 3.4% of Net Assets
	Argentina — 0.3%
281,504	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 249,975
5,955,800(d)	Argentine Republic Government International Bond, 4.125%, 7/9/35	4,431,115
2,271,447	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	2,284,167
3,265,000	Ciudad Autonoma De Buenos Aires/Government Bonds, 7.800%, 11/26/33 (144A)	3,309,894
	Total Argentina	$10,275,151

39Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	Colombia — 0.2%
6,925,000	Colombia Government International Bond, 7.750%, 11/7/36	$ 7,216,889
	Total Colombia	$7,216,889

	Dominican Republic — 0.4%
14,660,000	Dominican Republic International Bond, 5.875%, 10/28/35 (144A)	$ 14,684,922
	Total Dominican Republic	$14,684,922

	Egypt — 0.4%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,520,168
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,784,678
6,100,000	Egypt Government International Bond, 7.300%, 9/30/33 (144A)	6,271,449
	Total Egypt	$14,576,295

	Ghana — 0.1%
112,288(g)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 110,224
362,737(g)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	320,319
1,698,356(d)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	1,665,526
2,442,264(d)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	2,231,268
	Total Ghana	$4,327,337

	Ivory Coast — 0.6%
EUR10,517,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 11,990,013
EUR6,670,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	7,892,008
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,498,108
	Total Ivory Coast	$22,380,129

	Kazakhstan — 0.1%
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.950%, 5/6/26	$ 2,339,571
	Total Kazakhstan	$2,339,571

Victory Pioneer Strategic Income Fund | 12/31/2540

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mexico — 0.4%
EUR14,650,000	Mexico Government International Bond, 4.500%, 3/19/34	$ 17,171,102
	Total Mexico	$17,171,102

	Romania — 0.4%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 7,600,609
EUR6,065,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	6,945,569
	Total Romania	$14,546,178

	Serbia — 0.1%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 6,049,845
	Total Serbia	$6,049,845

	Turkey — 0.1%
TRY268,967,000	Turkiye Government Bond, 30.000%, 9/12/29	$ 6,097,698
	Total Turkey	$6,097,698

	Ukraine — 0.2%
370,029(d)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 219,243
1,382,741(d)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	655,844
1,168,514(d)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	660,282
973,762(d)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	552,610
1,466,437(d)	Ukraine Government International Bond, 4.500%, 2/1/34 (144A)	893,713
2,370,899(d)	Ukraine Government International Bond, 4.500%, 2/1/35 (144A)	1,419,004
2,936,660(d)	Ukraine Government International Bond, 4.500%, 2/1/36 (144A)	1,726,049
	Total Ukraine	$6,126,745

	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 5,456,573
	Total Uruguay	$5,456,573

	Total Foreign Government Bonds (Cost $128,194,701)	$131,248,435

41Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 30.2% of Net Assets
16,455,533	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 13,871,061
140,012	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	122,306
17,249,693	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	14,785,019
91,591	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	83,972
25,974	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	24,204
1,646,243	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,533,232
161,239	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	149,858
1,216,897	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,138,781
1,397,283	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,366,986
529,671	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	511,292
157,818	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	151,457
97,690	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	93,293
87,645	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	83,458
107,932	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	103,391
423,997	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	427,659
1,143,758	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,177,530
737	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	758
194,192	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	199,687
1,238,330	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,246,744
70,542	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	70,761
28,902	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,899
Victory Pioneer Strategic Income Fund | 12/31/2542

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
107,530	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	$ 108,041
264,713	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	266,957
106,376	Federal Home Loan Mortgage Corp., 5.000%, 9/1/54	106,250
516,759	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	540,069
1,521,990	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,568,971
264,702	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	272,159
425,474	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	435,767
130,919	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	133,815
914,172	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	936,189
27,633,668	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	28,101,462
16,733,748	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	17,001,578
92,666	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	94,627
9,373	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	9,625
1,034	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,062
8,185	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	8,406
11,551	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	12,021
37,282	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	38,324
12,422	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	13,019
1,310	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,363
28,943	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	30,639
475,337	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	496,477
43Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
505,341	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	$ 521,507
290,870	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	304,639
213,309	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	222,105
144,105	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	150,143
173,898	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	180,373
158,772	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	164,887
520,104	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	539,544
347,885	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	357,805
18,075,328	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	18,575,842
134,183	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	140,742
148,839	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	155,251
376,006	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	390,701
209,066	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	215,704
324,195	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	336,981
197,160	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	203,891
4,864,496	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,003,778
1,280,572	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,324,487
1,268,795	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,312,598
1,529,445	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,596,642
398,618	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	418,620
585,303	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	612,920
Victory Pioneer Strategic Income Fund | 12/31/2544

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,223	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	$ 1,274
131,284	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	136,608
544,061	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	573,419
3,627,052	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	3,850,842
153,531	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	161,053
144,977	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	152,382
114,797	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	119,921
539,639	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	562,332
100,000	Federal Home Loan Mortgage Corp., 6.500%, 10/1/55	105,015
200,000	Federal Home Loan Mortgage Corp., 7.000%, 12/1/55	212,936
2,000,000	Federal National Mortgage Association, 1.500%, 1/1/41 (TBA)	1,809,219
21,886,022	Federal National Mortgage Association, 1.500%, 3/1/42	18,455,609
2,000,000	Federal National Mortgage Association, 2.000%, 1/1/41 (TBA)	1,851,250
8,589,072	Federal National Mortgage Association, 2.000%, 12/1/41	7,465,466
454,938	Federal National Mortgage Association, 2.000%, 2/1/42	395,422
143,667	Federal National Mortgage Association, 2.000%, 2/1/42	124,692
504,422	Federal National Mortgage Association, 2.000%, 11/1/50	418,522
245,968	Federal National Mortgage Association, 2.000%, 1/1/51	205,420
4,549,063	Federal National Mortgage Association, 2.000%, 11/1/51	3,760,257
2,000,000	Federal National Mortgage Association, 2.500%, 1/1/41 (TBA)	1,891,641
187,801	Federal National Mortgage Association, 2.500%, 9/1/50	163,176
45Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
167,702	Federal National Mortgage Association, 2.500%, 10/1/50	$ 146,169
18,553,007	Federal National Mortgage Association, 2.500%, 5/1/51	16,105,229
512,516	Federal National Mortgage Association, 2.500%, 5/1/51	444,900
6,497,206	Federal National Mortgage Association, 2.500%, 11/1/51	5,619,005
15,455,318	Federal National Mortgage Association, 2.500%, 1/1/52	13,293,634
1,128,635	Federal National Mortgage Association, 2.500%, 2/1/52	974,891
283,776	Federal National Mortgage Association, 2.500%, 4/1/52	244,563
42,557	Federal National Mortgage Association, 3.000%, 10/1/46	38,930
136,805	Federal National Mortgage Association, 3.000%, 11/1/46	124,625
80,247	Federal National Mortgage Association, 3.000%, 11/1/46	72,515
29,693	Federal National Mortgage Association, 3.000%, 1/1/47	27,163
29,412	Federal National Mortgage Association, 3.000%, 3/1/47	26,960
399,146	Federal National Mortgage Association, 3.000%, 3/1/47	360,678
1,255,816	Federal National Mortgage Association, 3.000%, 3/1/47	1,152,253
818,892	Federal National Mortgage Association, 3.000%, 4/1/47	750,634
1,522,638	Federal National Mortgage Association, 3.000%, 5/1/48	1,377,964
8,629,825	Federal National Mortgage Association, 3.000%, 1/1/52	7,786,486
11,833,139	Federal National Mortgage Association, 3.000%, 3/1/52	10,710,994
24,000,000	Federal National Mortgage Association, 3.000%, 1/1/56 (TBA)	21,224,063
2,625,612	Federal National Mortgage Association, 3.000%, 2/1/57	2,258,418
548,191	Federal National Mortgage Association, 3.500%, 1/1/48	518,769
Victory Pioneer Strategic Income Fund | 12/31/2546

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
974,574	Federal National Mortgage Association, 3.500%, 5/1/49	$ 925,844
2,230,641	Federal National Mortgage Association, 3.500%, 3/1/52	2,092,013
4,085,291	Federal National Mortgage Association, 3.500%, 3/1/52	3,808,539
402,952	Federal National Mortgage Association, 3.500%, 4/1/52	374,489
1,820,768	Federal National Mortgage Association, 3.500%, 4/1/52	1,694,616
772,226	Federal National Mortgage Association, 3.500%, 4/1/52	722,653
2,988,584	Federal National Mortgage Association, 3.500%, 5/1/52	2,783,512
389,478	Federal National Mortgage Association, 3.500%, 5/1/52	364,103
3,136,138	Federal National Mortgage Association, 3.500%, 6/1/52	2,926,433
1,147,235	Federal National Mortgage Association, 3.500%, 9/1/55	1,081,046
19,600,000	Federal National Mortgage Association, 3.500%, 1/1/56 (TBA)	18,118,516
18,400,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	16,951,719
5,811,049	Federal National Mortgage Association, 3.500%, 8/1/58	5,331,440
1,646	Federal National Mortgage Association, 4.000%, 12/1/30	1,641
2,728,600	Federal National Mortgage Association, 4.000%, 10/1/40	2,673,517
1,069,813	Federal National Mortgage Association, 4.000%, 12/1/40	1,048,822
9,792	Federal National Mortgage Association, 4.000%, 12/1/41	9,587
46,220	Federal National Mortgage Association, 4.000%, 7/1/42	45,148
6,028,865	Federal National Mortgage Association, 4.000%, 4/1/44	5,896,268
37,978	Federal National Mortgage Association, 4.000%, 6/1/44	37,080
11,526	Federal National Mortgage Association, 4.000%, 6/1/45	11,313
47Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,142	Federal National Mortgage Association, 4.000%, 7/1/45	$ 94,083
15,065	Federal National Mortgage Association, 4.000%, 5/1/51	14,392
2,960,007	Federal National Mortgage Association, 4.000%, 7/1/51	2,837,888
68,790	Federal National Mortgage Association, 4.000%, 8/1/51	65,590
938,855	Federal National Mortgage Association, 4.000%, 9/1/51	900,810
120,709	Federal National Mortgage Association, 4.000%, 6/1/52	115,142
20,000,000	Federal National Mortgage Association, 4.000%, 1/1/56 (TBA)	18,968,491
2,493,130	Federal National Mortgage Association, 4.500%, 9/1/43	2,514,675
1,673,637	Federal National Mortgage Association, 4.500%, 1/1/44	1,687,336
206,565	Federal National Mortgage Association, 4.500%, 1/1/47	206,051
586,289	Federal National Mortgage Association, 4.500%, 2/1/47	586,418
23,275	Federal National Mortgage Association, 4.500%, 8/1/54	22,829
30,000,000	Federal National Mortgage Association, 4.500%, 1/1/56 (TBA)	29,284,265
568,275	Federal National Mortgage Association, 5.000%, 6/1/35	582,930
156,449	Federal National Mortgage Association, 5.000%, 7/1/35	160,711
439,927	Federal National Mortgage Association, 5.000%, 7/1/35	451,273
156,453	Federal National Mortgage Association, 5.000%, 8/1/35	160,486
228,272	Federal National Mortgage Association, 5.000%, 1/1/39	233,729
19,000,000	Federal National Mortgage Association, 5.000%, 1/1/41 (TBA)	19,241,834
65,808	Federal National Mortgage Association, 5.000%, 7/1/41	67,671
1,580,553	Federal National Mortgage Association, 5.000%, 9/1/43	1,615,015
Victory Pioneer Strategic Income Fund | 12/31/2548

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,334,124	Federal National Mortgage Association, 5.000%, 12/1/44	$ 6,513,742
3,487,487	Federal National Mortgage Association, 5.000%, 8/1/52	3,523,179
217,550	Federal National Mortgage Association, 5.000%, 2/1/53	219,777
325,952	Federal National Mortgage Association, 5.000%, 2/1/53	326,672
449,015	Federal National Mortgage Association, 5.000%, 2/1/53	450,678
851,853	Federal National Mortgage Association, 5.000%, 4/1/53	859,076
92,970	Federal National Mortgage Association, 5.000%, 4/1/53	93,947
693,474	Federal National Mortgage Association, 5.000%, 4/1/53	695,514
200,000	Federal National Mortgage Association, 5.000%, 12/1/55	199,503
32,700,000	Federal National Mortgage Association, 5.000%, 1/1/56 (TBA)	32,608,031
3,695	Federal National Mortgage Association, 5.500%, 5/1/33	3,747
2,392	Federal National Mortgage Association, 5.500%, 6/1/33	2,445
7,163	Federal National Mortgage Association, 5.500%, 7/1/33	7,263
16,323	Federal National Mortgage Association, 5.500%, 4/1/34	16,780
2,774	Federal National Mortgage Association, 5.500%, 10/1/35	2,886
34,300	Federal National Mortgage Association, 5.500%, 12/1/35	35,513
16,756	Federal National Mortgage Association, 5.500%, 3/1/36	17,440
32,000,000	Federal National Mortgage Association, 5.500%, 1/1/41 (TBA)	32,805,367
433,736	Federal National Mortgage Association, 5.500%, 5/1/49	446,948
1,270,768	Federal National Mortgage Association, 5.500%, 4/1/50	1,314,952
2,981,385	Federal National Mortgage Association, 5.500%, 4/1/50	3,072,192
49Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,002,665	Federal National Mortgage Association, 5.500%, 7/1/52	$ 1,020,658
1,665,625	Federal National Mortgage Association, 5.500%, 9/1/52	1,697,439
404,274	Federal National Mortgage Association, 5.500%, 11/1/52	411,405
1,223,210	Federal National Mortgage Association, 5.500%, 12/1/52	1,245,791
1,215,119	Federal National Mortgage Association, 5.500%, 1/1/53	1,237,052
1,320,139	Federal National Mortgage Association, 5.500%, 2/1/53	1,344,006
910,000	Federal National Mortgage Association, 5.500%, 4/1/53	930,572
951,195	Federal National Mortgage Association, 5.500%, 4/1/53	972,698
157,311	Federal National Mortgage Association, 5.500%, 4/1/53	161,389
524,918	Federal National Mortgage Association, 5.500%, 4/1/53	534,485
406,177	Federal National Mortgage Association, 5.500%, 4/1/53	417,930
10,379,852	Federal National Mortgage Association, 5.500%, 9/1/53	10,557,289
2,021,955	Federal National Mortgage Association, 5.500%, 9/1/53	2,055,717
200,000	Federal National Mortgage Association, 5.500%, 12/1/55	203,210
200,000	Federal National Mortgage Association, 5.500%, 12/1/55	202,841
217	Federal National Mortgage Association, 6.000%, 3/1/32	224
381	Federal National Mortgage Association, 6.000%, 10/1/32	394
1,914	Federal National Mortgage Association, 6.000%, 11/1/32	1,964
6,001	Federal National Mortgage Association, 6.000%, 12/1/32	6,157
1,666	Federal National Mortgage Association, 6.000%, 1/1/33	1,723
898	Federal National Mortgage Association, 6.000%, 3/1/33	930
Victory Pioneer Strategic Income Fund | 12/31/2550

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,395	Federal National Mortgage Association, 6.000%, 5/1/33	$ 7,587
14,262	Federal National Mortgage Association, 6.000%, 12/1/33	14,827
11,179	Federal National Mortgage Association, 6.000%, 1/1/34	11,605
70,963	Federal National Mortgage Association, 6.000%, 6/1/37	74,638
29,959	Federal National Mortgage Association, 6.000%, 12/1/37	31,593
43,308	Federal National Mortgage Association, 6.000%, 4/1/38	45,805
12,423	Federal National Mortgage Association, 6.000%, 7/1/38	12,899
1,331,184	Federal National Mortgage Association, 6.000%, 1/1/53	1,392,093
407,599	Federal National Mortgage Association, 6.000%, 1/1/53	424,081
452,233	Federal National Mortgage Association, 6.000%, 2/1/53	469,907
176,862	Federal National Mortgage Association, 6.000%, 2/1/53	185,783
94,854	Federal National Mortgage Association, 6.000%, 3/1/53	98,009
116,658	Federal National Mortgage Association, 6.000%, 3/1/53	121,354
191,867	Federal National Mortgage Association, 6.000%, 4/1/53	197,800
467,024	Federal National Mortgage Association, 6.000%, 4/1/53	483,823
2,603,525	Federal National Mortgage Association, 6.000%, 5/1/53	2,732,066
1,301,823	Federal National Mortgage Association, 6.000%, 5/1/53	1,369,462
121,485	Federal National Mortgage Association, 6.000%, 6/1/53	126,143
194,230	Federal National Mortgage Association, 6.000%, 6/1/53	200,985
194,540	Federal National Mortgage Association, 6.000%, 6/1/53	199,956
106,553	Federal National Mortgage Association, 6.000%, 6/1/53	109,883
51Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
81,927	Federal National Mortgage Association, 6.000%, 6/1/53	$ 84,558
295,926	Federal National Mortgage Association, 6.000%, 6/1/53	307,950
220,697	Federal National Mortgage Association, 6.000%, 6/1/53	230,154
2,138,873	Federal National Mortgage Association, 6.000%, 8/1/53	2,229,442
7,064,836	Federal National Mortgage Association, 6.000%, 9/1/53	7,270,870
428,420	Federal National Mortgage Association, 6.000%, 2/1/54	444,264
6,392,358	Federal National Mortgage Association, 6.000%, 2/1/54	6,571,377
304,169	Federal National Mortgage Association, 6.000%, 3/1/54	316,472
414,804	Federal National Mortgage Association, 6.000%, 3/1/54	426,813
182,611	Federal National Mortgage Association, 6.000%, 8/1/54	190,411
54	Federal National Mortgage Association, 6.500%, 5/1/31	56
55	Federal National Mortgage Association, 6.500%, 6/1/31	57
139	Federal National Mortgage Association, 6.500%, 2/1/32	144
1,106	Federal National Mortgage Association, 6.500%, 3/1/32	1,148
353	Federal National Mortgage Association, 6.500%, 8/1/32	366
58,408	Federal National Mortgage Association, 6.500%, 2/1/53	61,437
891,409	Federal National Mortgage Association, 6.500%, 3/1/53	940,585
187,960	Federal National Mortgage Association, 6.500%, 3/1/53	198,016
523,920	Federal National Mortgage Association, 6.500%, 3/1/53	544,253
77,396	Federal National Mortgage Association, 6.500%, 4/1/53	81,117
125,817	Federal National Mortgage Association, 6.500%, 4/1/53	132,325
Victory Pioneer Strategic Income Fund | 12/31/2552

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
215,172	Federal National Mortgage Association, 6.500%, 4/1/53	$ 225,283
77,434	Federal National Mortgage Association, 6.500%, 5/1/54	81,590
197,141	Federal National Mortgage Association, 6.500%, 9/1/54	206,477
200,000	Federal National Mortgage Association, 6.500%, 12/1/55	210,538
6,700,000	Federal National Mortgage Association, 6.500%, 1/1/56 (TBA)	6,962,912
49	Federal National Mortgage Association, 7.000%, 5/1/28	52
37	Federal National Mortgage Association, 7.000%, 2/1/29	39
173	Federal National Mortgage Association, 7.000%, 7/1/31	182
100,000	Federal National Mortgage Association, 7.000%, 12/1/55	105,541
12,000,000	Government National Mortgage Association, 2.000%, 1/20/56 (TBA)	9,935,577
17,000,000	Government National Mortgage Association, 2.500%, 1/20/56 (TBA)	14,661,172
12,000,000	Government National Mortgage Association, 3.000%, 1/20/56 (TBA)	10,780,781
4,000,000	Government National Mortgage Association, 3.500%, 1/20/56 (TBA)	3,639,529
5,000,000	Government National Mortgage Association, 4.500%, 1/20/55 (TBA)	4,869,531
14,000,000	Government National Mortgage Association, 5.000%, 1/20/56 (TBA)	13,966,910
14,000,000	Government National Mortgage Association, 5.500%, 1/20/56 (TBA)	14,135,749
13,000,000	Government National Mortgage Association, 6.500%, 1/20/56 (TBA)	13,437,734
343,515	Government National Mortgage Association I, 3.500%, 10/15/42	320,575
1,211	Government National Mortgage Association I, 4.000%, 3/15/39	1,177
2,220	Government National Mortgage Association I, 4.000%, 4/15/39	2,144
1,969	Government National Mortgage Association I, 4.000%, 4/15/39	1,906
53Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,961	Government National Mortgage Association I, 4.000%, 7/15/39	$ 2,854
2,059	Government National Mortgage Association I, 4.000%, 1/15/40	1,996
45,814	Government National Mortgage Association I, 4.000%, 4/15/40	44,457
79,111	Government National Mortgage Association I, 4.000%, 7/15/40	76,239
47,560	Government National Mortgage Association I, 4.000%, 8/15/40	46,150
28,527	Government National Mortgage Association I, 4.000%, 8/15/40	27,492
13,099	Government National Mortgage Association I, 4.000%, 9/15/40	12,710
16,251	Government National Mortgage Association I, 4.000%, 10/15/40	15,782
4,306	Government National Mortgage Association I, 4.000%, 10/15/40	4,187
2,631	Government National Mortgage Association I, 4.000%, 10/15/40	2,551
1,590	Government National Mortgage Association I, 4.000%, 11/15/40	1,543
16,555	Government National Mortgage Association I, 4.000%, 11/15/40	16,159
47,757	Government National Mortgage Association I, 4.000%, 11/15/40	46,289
47,560	Government National Mortgage Association I, 4.000%, 11/15/40	45,833
315,105	Government National Mortgage Association I, 4.000%, 12/15/40	305,768
2,292	Government National Mortgage Association I, 4.000%, 12/15/40	2,224
2,415	Government National Mortgage Association I, 4.000%, 12/15/40	2,341
705	Government National Mortgage Association I, 4.000%, 1/15/41	683
9,497	Government National Mortgage Association I, 4.000%, 1/15/41	9,215
8,791	Government National Mortgage Association I, 4.000%, 1/15/41	8,512
4,013	Government National Mortgage Association I, 4.000%, 2/15/41	3,890
Victory Pioneer Strategic Income Fund | 12/31/2554

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
201,487	Government National Mortgage Association I, 4.000%, 2/15/41	$ 195,288
11,266	Government National Mortgage Association I, 4.000%, 3/15/41	10,917
3,511	Government National Mortgage Association I, 4.000%, 4/15/41	3,407
4,135	Government National Mortgage Association I, 4.000%, 5/15/41	3,978
1,000	Government National Mortgage Association I, 4.000%, 6/15/41	967
670	Government National Mortgage Association I, 4.000%, 6/15/41	648
428,092	Government National Mortgage Association I, 4.000%, 6/15/41	412,480
9,480	Government National Mortgage Association I, 4.000%, 7/15/41	9,199
2,402	Government National Mortgage Association I, 4.000%, 7/15/41	2,327
74,959	Government National Mortgage Association I, 4.000%, 7/15/41	72,658
38,025	Government National Mortgage Association I, 4.000%, 7/15/41	36,855
21,885	Government National Mortgage Association I, 4.000%, 7/15/41	21,169
3,038	Government National Mortgage Association I, 4.000%, 8/15/41	2,928
32,487	Government National Mortgage Association I, 4.000%, 8/15/41	31,468
2,160	Government National Mortgage Association I, 4.000%, 8/15/41	2,082
14,593	Government National Mortgage Association I, 4.000%, 9/15/41	14,135
3,559	Government National Mortgage Association I, 4.000%, 9/15/41	3,448
8,085	Government National Mortgage Association I, 4.000%, 9/15/41	7,807
5,010	Government National Mortgage Association I, 4.000%, 9/15/41	4,858
148,466	Government National Mortgage Association I, 4.000%, 9/15/41	143,074
81,111	Government National Mortgage Association I, 4.000%, 9/15/41	78,025
55Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,032	Government National Mortgage Association I, 4.000%, 9/15/41	$ 1,973
2,114	Government National Mortgage Association I, 4.000%, 10/15/41	2,046
1,445	Government National Mortgage Association I, 4.000%, 10/15/41	1,398
5,123	Government National Mortgage Association I, 4.000%, 10/15/41	4,954
3,884	Government National Mortgage Association I, 4.000%, 10/15/41	3,846
2,879	Government National Mortgage Association I, 4.000%, 10/15/41	2,794
3,477	Government National Mortgage Association I, 4.000%, 11/15/41	3,374
48,367	Government National Mortgage Association I, 4.000%, 11/15/41	46,879
4,244	Government National Mortgage Association I, 4.000%, 11/15/41	4,097
10,533	Government National Mortgage Association I, 4.000%, 12/15/41	10,086
3,514	Government National Mortgage Association I, 4.000%, 12/15/41	3,407
4,082	Government National Mortgage Association I, 4.000%, 12/15/41	3,958
378,218	Government National Mortgage Association I, 4.000%, 1/15/42	366,062
1,454	Government National Mortgage Association I, 4.000%, 2/15/42	1,410
64,738	Government National Mortgage Association I, 4.000%, 2/15/42	62,594
22,360	Government National Mortgage Association I, 4.000%, 2/15/42	21,567
890	Government National Mortgage Association I, 4.000%, 2/15/42	856
3,548	Government National Mortgage Association I, 4.000%, 2/15/42	3,441
680,410	Government National Mortgage Association I, 4.000%, 5/15/42	657,870
23,095	Government National Mortgage Association I, 4.000%, 6/15/42	22,352
21,527	Government National Mortgage Association I, 4.000%, 6/15/42	20,802
Victory Pioneer Strategic Income Fund | 12/31/2556

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,585	Government National Mortgage Association I, 4.000%, 6/15/42	$ 14,108
3,522	Government National Mortgage Association I, 4.000%, 10/15/42	3,407
197,862	Government National Mortgage Association I, 4.000%, 4/15/43	191,502
88,625	Government National Mortgage Association I, 4.000%, 5/15/43	85,938
1,252	Government National Mortgage Association I, 4.000%, 5/15/43	1,204
93,006	Government National Mortgage Association I, 4.000%, 8/15/43	90,016
50,739	Government National Mortgage Association I, 4.000%, 9/15/43	49,180
2,498	Government National Mortgage Association I, 4.000%, 9/15/43	2,415
36,878	Government National Mortgage Association I, 4.000%, 2/15/44	35,693
20,353	Government National Mortgage Association I, 4.000%, 3/15/44	19,721
531,262	Government National Mortgage Association I, 4.000%, 3/15/44	514,183
751,443	Government National Mortgage Association I, 4.000%, 3/15/44	727,284
27,259	Government National Mortgage Association I, 4.000%, 3/15/44	26,345
15,772	Government National Mortgage Association I, 4.000%, 3/15/44	15,200
165,865	Government National Mortgage Association I, 4.000%, 3/15/44	162,376
229,165	Government National Mortgage Association I, 4.000%, 4/15/44	220,441
135,746	Government National Mortgage Association I, 4.000%, 4/15/44	130,419
2,128	Government National Mortgage Association I, 4.000%, 4/15/44	2,051
32,515	Government National Mortgage Association I, 4.000%, 4/15/44	31,346
61,102	Government National Mortgage Association I, 4.000%, 5/15/44	58,776
282,545	Government National Mortgage Association I, 4.000%, 8/15/44	271,668
57Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,768	Government National Mortgage Association I, 4.000%, 8/15/44	$ 12,137
268,837	Government National Mortgage Association I, 4.000%, 8/15/44	260,195
60,750	Government National Mortgage Association I, 4.000%, 8/15/44	58,343
14,446	Government National Mortgage Association I, 4.000%, 8/15/44	13,899
699,646	Government National Mortgage Association I, 4.000%, 9/15/44	676,861
61,995	Government National Mortgage Association I, 4.000%, 9/15/44	59,764
77,434	Government National Mortgage Association I, 4.000%, 9/15/44	76,283
1,683	Government National Mortgage Association I, 4.000%, 9/15/44	1,626
51,203	Government National Mortgage Association I, 4.000%, 9/15/44	49,394
86,557	Government National Mortgage Association I, 4.000%, 9/15/44	83,550
464,008	Government National Mortgage Association I, 4.000%, 9/15/44	446,957
54,088	Government National Mortgage Association I, 4.000%, 9/15/44	51,393
29,829	Government National Mortgage Association I, 4.000%, 9/15/44	28,852
62,300	Government National Mortgage Association I, 4.000%, 9/15/44	60,113
541,132	Government National Mortgage Association I, 4.000%, 9/15/44	523,415
1,185,854	Government National Mortgage Association I, 4.000%, 9/15/44	1,136,921
17,655	Government National Mortgage Association I, 4.000%, 10/15/44	16,973
6,046	Government National Mortgage Association I, 4.000%, 11/15/44	5,839
5,310	Government National Mortgage Association I, 4.000%, 11/15/44	5,132
29,707	Government National Mortgage Association I, 4.000%, 11/15/44	28,617
3,765	Government National Mortgage Association I, 4.000%, 11/15/44	3,616
Victory Pioneer Strategic Income Fund | 12/31/2558

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
118,949	Government National Mortgage Association I, 4.000%, 12/15/44	$ 114,879
39,723	Government National Mortgage Association I, 4.000%, 12/15/44	38,217
8,409	Government National Mortgage Association I, 4.000%, 12/15/44	8,136
1,740	Government National Mortgage Association I, 4.000%, 12/15/44	1,667
146,650	Government National Mortgage Association I, 4.000%, 1/15/45	140,472
307,058	Government National Mortgage Association I, 4.000%, 1/15/45	293,693
53,657	Government National Mortgage Association I, 4.000%, 1/15/45	51,336
255,258	Government National Mortgage Association I, 4.000%, 1/15/45	245,439
26,645	Government National Mortgage Association I, 4.000%, 2/15/45	25,580
90,060	Government National Mortgage Association I, 4.000%, 2/15/45	87,078
42,763	Government National Mortgage Association I, 4.000%, 2/15/45	41,056
122,358	Government National Mortgage Association I, 4.000%, 2/15/45	117,028
63,336	Government National Mortgage Association I, 4.000%, 4/15/45	60,857
34,831	Government National Mortgage Association I, 4.000%, 5/15/45	33,539
14,395	Government National Mortgage Association I, 4.000%, 7/15/45	13,776
42,035	Government National Mortgage Association I, 4.000%, 9/15/45	40,346
19,353	Government National Mortgage Association I, 4.500%, 9/15/33	19,264
32,508	Government National Mortgage Association I, 4.500%, 10/15/33	32,434
12,351	Government National Mortgage Association I, 4.500%, 4/15/35	12,287
332,722	Government National Mortgage Association I, 4.500%, 3/15/38	334,697
117,529	Government National Mortgage Association I, 4.500%, 1/15/40	116,987
59Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
202,005	Government National Mortgage Association I, 4.500%, 6/15/40	$ 202,032
62,224	Government National Mortgage Association I, 4.500%, 9/15/40	62,444
324,909	Government National Mortgage Association I, 4.500%, 11/15/40	323,929
478,824	Government National Mortgage Association I, 4.500%, 6/15/41	480,122
95,950	Government National Mortgage Association I, 4.500%, 6/15/41	95,407
125,662	Government National Mortgage Association I, 4.500%, 7/15/41	124,672
151,519	Government National Mortgage Association I, 4.500%, 8/15/41	150,734
93,782	Government National Mortgage Association I, 5.000%, 9/15/33	94,646
43,276	Government National Mortgage Association I, 5.125%, 10/15/38	44,594
15,374	Government National Mortgage Association I, 5.500%, 7/15/33	15,637
28,465	Government National Mortgage Association I, 5.500%, 1/15/34	29,324
27,090	Government National Mortgage Association I, 5.500%, 4/15/34	27,611
39,520	Government National Mortgage Association I, 5.500%, 7/15/34	40,883
42,323	Government National Mortgage Association I, 5.500%, 10/15/34	43,564
25,558	Government National Mortgage Association I, 5.500%, 1/15/35	25,891
57,873	Government National Mortgage Association I, 5.500%, 2/15/35	59,463
58,592	Government National Mortgage Association I, 5.500%, 2/15/35	60,495
8,894	Government National Mortgage Association I, 5.500%, 6/15/35	9,011
9,873	Government National Mortgage Association I, 5.500%, 12/15/35	9,920
2	Government National Mortgage Association I, 5.500%, 2/15/37	3
7,324	Government National Mortgage Association I, 5.500%, 3/15/37	7,492
Victory Pioneer Strategic Income Fund | 12/31/2560

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,498	Government National Mortgage Association I, 5.500%, 3/15/37	$ 30,639
111,577	Government National Mortgage Association I, 5.750%, 10/15/38	115,959
14,752	Government National Mortgage Association I, 5.750%, 10/15/38	15,437
17,443	Government National Mortgage Association I, 6.000%, 8/15/32	18,057
17,423	Government National Mortgage Association I, 6.000%, 1/15/33	18,329
15,511	Government National Mortgage Association I, 6.000%, 2/15/33	15,975
30,536	Government National Mortgage Association I, 6.000%, 2/15/33	31,417
1,095	Government National Mortgage Association I, 6.000%, 3/15/33	1,107
8,194	Government National Mortgage Association I, 6.000%, 3/15/33	8,405
18,595	Government National Mortgage Association I, 6.000%, 3/15/33	19,118
4,203	Government National Mortgage Association I, 6.000%, 5/15/33	4,286
15,815	Government National Mortgage Association I, 6.000%, 5/15/33	16,106
25,557	Government National Mortgage Association I, 6.000%, 5/15/33	26,633
18,595	Government National Mortgage Association I, 6.000%, 6/15/33	19,125
32,177	Government National Mortgage Association I, 6.000%, 6/15/33	32,899
25,996	Government National Mortgage Association I, 6.000%, 7/15/33	26,611
7,967	Government National Mortgage Association I, 6.000%, 7/15/33	8,061
6,781	Government National Mortgage Association I, 6.000%, 9/15/33	6,906
46,001	Government National Mortgage Association I, 6.000%, 11/15/33	46,862
8,342	Government National Mortgage Association I, 6.000%, 1/15/34	8,571
93,251	Government National Mortgage Association I, 6.000%, 10/15/37	96,833
61Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
103,453	Government National Mortgage Association I, 6.000%, 7/15/38	$ 109,225
838	Government National Mortgage Association I, 6.500%, 1/15/29	864
132	Government National Mortgage Association I, 6.500%, 5/15/29	135
691	Government National Mortgage Association I, 6.500%, 10/15/31	707
50	Government National Mortgage Association I, 6.500%, 12/15/31	51
353	Government National Mortgage Association I, 6.500%, 2/15/32	364
161	Government National Mortgage Association I, 6.500%, 3/15/32	166
1,162	Government National Mortgage Association I, 6.500%, 6/15/32	1,181
1,785	Government National Mortgage Association I, 6.500%, 7/15/32	1,813
926	Government National Mortgage Association I, 6.500%, 7/15/32	943
652	Government National Mortgage Association I, 6.500%, 8/15/32	663
5,120	Government National Mortgage Association I, 6.500%, 8/15/32	5,190
483	Government National Mortgage Association I, 6.500%, 8/15/32	490
11,211	Government National Mortgage Association I, 6.500%, 9/15/32	11,514
16,846	Government National Mortgage Association I, 6.500%, 9/15/32	17,088
4,750	Government National Mortgage Association I, 6.500%, 10/15/32	4,938
8,341	Government National Mortgage Association I, 6.500%, 11/15/32	8,685
15,125	Government National Mortgage Association I, 6.500%, 7/15/35	15,898
76	Government National Mortgage Association I, 7.000%, 5/15/29	78
38	Government National Mortgage Association I, 7.000%, 5/15/29	38
114	Government National Mortgage Association I, 7.000%, 5/15/31	116
Victory Pioneer Strategic Income Fund | 12/31/2562

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,156,141	Government National Mortgage Association II, 2.000%, 2/20/52	$ 957,796
606,560	Government National Mortgage Association II, 2.000%, 7/20/52	503,176
56,630	Government National Mortgage Association II, 3.500%, 6/20/44	52,809
365,174	Government National Mortgage Association II, 3.500%, 4/20/45	334,120
755,876	Government National Mortgage Association II, 3.500%, 4/20/45	692,072
271,582	Government National Mortgage Association II, 3.500%, 4/20/45	248,408
769,554	Government National Mortgage Association II, 3.500%, 3/20/46	710,303
30,968	Government National Mortgage Association II, 3.500%, 7/20/47	28,765
1,590,713	Government National Mortgage Association II, 4.000%, 10/20/46	1,534,709
721,577	Government National Mortgage Association II, 4.000%, 2/20/48	685,544
912,998	Government National Mortgage Association II, 4.000%, 4/20/48	867,403
108,327	Government National Mortgage Association II, 4.500%, 12/20/34	109,322
83,073	Government National Mortgage Association II, 4.500%, 1/20/35	83,925
69,308	Government National Mortgage Association II, 4.500%, 3/20/35	69,128
817,772	Government National Mortgage Association II, 4.500%, 9/20/41	823,217
1,229,279	Government National Mortgage Association II, 4.500%, 9/20/44	1,213,948
516,064	Government National Mortgage Association II, 4.500%, 10/20/44	514,221
981,151	Government National Mortgage Association II, 4.500%, 11/20/44	977,496
88,638	Government National Mortgage Association II, 4.500%, 3/20/49	87,802
22,276	Government National Mortgage Association II, 5.500%, 3/20/34	23,075
626	Government National Mortgage Association II, 5.500%, 10/20/37	644
63Victory Pioneer Strategic Income Fund | 12/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,544	Government National Mortgage Association II, 6.000%, 5/20/32	$ 7,880
32,814	Government National Mortgage Association II, 6.000%, 10/20/33	34,223
17,000,000	Government National Mortgage Association II, 6.000%, 4/20/55	17,354,258
17	Government National Mortgage Association II, 6.500%, 1/20/28	18
420	Government National Mortgage Association II, 7.000%, 1/20/29	432
150,000,000(g)	U.S. Treasury Bills, 1/6/26	149,942,416
175,000,000(g)	U.S. Treasury Bills, 1/13/26	174,812,652
33,970,005	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	33,879,052
15,000,000	U.S. Treasury Notes, 3.875%, 4/30/30	15,117,188
45,000,000	U.S. Treasury Notes, 4.000%, 2/28/30	45,573,047
75,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	76,666,992
	Total U.S. Government and Agency Obligations (Cost $1,162,420,774)	$1,158,192,263

	SHORT TERM INVESTMENTS — 3.7% of Net Assets
	Repurchase Agreements — 1.3%
20,000,000	Bank of America, 3.8%, dated 12/31/25, to be purchased on 1/2/26 for $20,004,222, collateralized by $20,400,005, U.S. Treasury Note, 2.25%, 8/15/27	$ 20,000,000
28,630,000	Bank of America, 3.85%, dated 12/31/25, to be purchased on 1/2/26 for $28,636,124, collateralized by the following: $6,568,772, Federal National Mortgage Association, 3.78%-4.09%, 3/1/29-1/1/34, $22,633,828, Government National Mortgage Association, 2.50%-6.50%, 10/20/32-12/20/55	28,630,000
		$48,630,000

	Foreign Treasury Obligations — 0.2%
EGP455,450,000(g)(l)	Egypt Treasury Bills, 25.201%, 12/22/26	$ 7,709,722
		$7,709,722

Victory Pioneer Strategic Income Fund | 12/31/2564

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Shares		Value
	Open-End Fund — 2.2%
85,629,904(m)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 85,629,904
		$85,629,904

	TOTAL SHORT TERM INVESTMENTS (Cost $141,955,604)	$141,969,626

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.1% (Cost $3,995,639,440)	$3,956,987,381
Principal Amount USD ($)
	TBA Sales Commitments — (3.2)% of Net Assets
	U.S. Government and Agency Obligations — (3.2)%
(14,200,000)	Federal National Mortgage Association, 2.000%, 1/1/56 (TBA)	$ (11,475,319)
(36,400,000)	Federal National Mortgage Association, 2.500%, 1/1/56 (TBA)	(30,766,531)
(13,000,000)	Federal National Mortgage Association, 5.500%, 1/1/56 (TBA)	(13,181,774)
(14,700,000)	Federal National Mortgage Association, 5.500%, 2/1/56 (TBA)	(14,891,763)
(12,400,000)	Federal National Mortgage Association, 6.000%, 1/1/56 (TBA)	(12,731,421)
(28,600,000)	Federal National Mortgage Association, 6.000%, 2/1/56 (TBA)	(29,349,882)
(300,000)	Federal National Mortgage Association, 7.000%, 1/1/56 (TBA)	(315,666)
(11,000,000)	Government National Mortgage Association, 4.000%, 1/20/56 (TBA)	(10,389,414)
	TOTAL TBA SALES COMMITMENTS (Proceeds $123,234,047)	$(123,101,770)

	OTHER ASSETS AND LIABILITIES — 0.1%	$3,035,972
	net assets — 100.0%	$3,836,921,583

(TBA)	“To Be Announced” Securities.
BNMMDTSC	Dreyfus Treasury Securities Cash Management Fund Yield.
bps	Basis Points.
BRMMUSDF	BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield.
CMT	Constant Maturity Treasury.
65Victory Pioneer Strategic Income Fund | 12/31/25

EURIBOR	Euro Interbank Offered Rate.
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRMMUSTI	Western Asset Institutional US Treasury Reserves Fund Yield.
GSMMUSTI	Goldman Sachs Financial Square Treasury Solutions Fund Yield.
JMMMUSTF	JPMorgan 100% US Treasury Securities Money Market Fund Yield.
LIBOR	London Interbank Offered Rate.
MSMMUSTF	MSILF Treasury Securities Portfolio Fund Yield.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $1,895,895,025, or 49.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2025.
(e)	Security is in default.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2025.
Victory Pioneer Strategic Income Fund | 12/31/2566

Schedule of Investments  |  12/31/25
(unaudited) (continued)
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$508,150
Alamo Re	4/12/2023	1,001,075	1,030,000
Alamo Re	4/4/2024	500,000	525,150
Alamo Re	4/4/2024	250,000	265,725
Alturas Re 2021-3	8/16/2021	19,345	6,066
Alturas Re 2022-2	1/18/2022	—	81,372
Aquila Re	5/10/2023	750,000	765,750
Aquila Re	4/26/2024	500,000	517,800
Atlas Capital	5/17/2023	1,250,000	1,290,375
Atlas Re	5/24/2024	750,000	831,375
Banbury-PI0050 Re 2024	8/19/2024	921,647	1,048,254
Bantry Re 2025	1/21/2025	3,565,293	4,340,000
Bantry Re 2025	7/23/2025	3,073,952	3,688,750
Bayou Re	12/4/2025	533,046	535,000
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	1,702,958	2,220,000
Blue Ridge Re	11/14/2023	500,000	510,350
Blue Ridge Re	11/14/2023	1,250,000	1,294,375
Blue Ridge Re	11/26/2025	250,000	249,723
Blue Ridge Re	11/26/2025	250,000	250,060
Bonanza Re	1/6/2023	250,000	250,000
Bonanza Re	12/16/2024	250,000	252,500
Bonanza Re	12/16/2024	1,000,000	1,022,000
Bridge Street Re	12/22/2025	800,000	799,299
Cape Lookout Re	4/14/2023	3,189,703	3,206,700
Cape Lookout Re	2/27/2025	1,750,000	1,852,200
Cat Re 2001	11/14/2023	500,000	523,100
Chartwell Re	5/2/2025	625,000	653,750
Chartwell Re	5/2/2025	250,000	259,075
Cheltenham-PI0051 Re 2025	6/13/2025	802,150	982,537
Clearwater Re 2025	1/15/2025	1,000,000	1,129,778
Commonwealth Re	5/30/2025	750,000	771,750
Easton Re	5/16/2024	248,452	255,175
Eden Re II	1/21/2022	17,255	45,855
Eden Re II	1/17/2023	—	110,235
Eden Re II	1/10/2024	—	216,742
Eden Re II	12/27/2024	2,800,000	3,193,400
Epsom Re 2025	4/16/2025	205,750	256,940
FloodSmart Re	2/29/2024	1,000,000	1,063,800
Foundation Re	12/4/2025	700,000	698,950
Four Lakes Re	12/22/2022	—	—
Four Lakes Re	12/8/2023	250,000	254,725
Four Lakes Re	12/11/2024	764,110	769,575
Four Lakes Re	12/11/2024	250,000	256,450
Four Lakes Re	12/11/2025	400,000	400,060
Four Lakes Re	12/11/2025	1,250,000	1,250,209
Fuchsia 2024-1	12/18/2024	750,000	777,225
67Victory Pioneer Strategic Income Fund | 12/31/25

Restricted Securities	Acquisition date	Cost	Value
Galileo Re	12/4/2023	$1,000,000	$1,048,500
Galileo Re	12/4/2023	500,000	499,500
Galileo Re	12/8/2025	500,000	500,030
Gamboge Re	5/9/2024	1,618,166	2,326,000
Gateway Re	2/3/2023	500,000	508,500
Gateway Re	3/11/2024	250,000	257,550
Gateway Re II	4/13/2023	250,000	256,250
Gleneagles Re 2022	1/18/2022	482,054	147,500
Gullane Re 2025	1/22/2025	2,738,814	3,855,780
Herbie Re	12/17/2024	500,000	515,100
High Point Re	12/1/2023	2,500,000	2,540,500
Integrity Re	5/9/2022	309,439	154,720
Integrity Re	2/21/2025	750,000	777,825
Integrity Re	2/21/2025	750,000	783,225
Integrity Re	10/22/2025	1,046,217	1,053,000
International Bank for Reconstruction & Development	4/3/2024	250,000	268,950
International Bank for Reconstruction & Development	5/1/2024	250,000	267,300
Kendall Re	4/22/2024	1,000,000	1,044,600
Kilimanjaro II Re	6/23/2025	—	—
Kilimanjaro II Re	6/23/2025	—	—
Kilimanjaro II Re	6/23/2025	—	—
Kilimanjaro II Re	6/23/2025	—	—
Lightning Re	3/20/2023	2,635,129	2,655,900
Locke Tavern Re	3/23/2023	1,000,000	1,006,000
Long Point Re IV	5/13/2022	2,500,000	2,516,250
Marlon Re	5/24/2024	250,000	265,225
Matterhorn Re	1/29/2020	—	—
Mayflower Re	6/21/2024	750,000	776,625
Mayflower Re	5/22/2025	500,000	517,300
Mayflower Re	11/24/2025	1,524,658	1,523,250
Merion Re 2022-2	3/1/2022	4,704,428	4,364,379
Merion Re 2025-1	1/16/2025	644,006	781,102
Merna Re Companywide	5/14/2025	500,000	532,850
Merna Re Enterprise	5/14/2025	500,000	515,750
Merna Re II	5/8/2024	500,000	529,100
Merna Re II	5/8/2024	500,000	527,900
Merna Re II	5/8/2024	1,000,000	1,037,700
Mona Lisa Re	12/30/2022	800,000	800,800
Montoya Re	12/12/2025	400,000	399,970
Mystic Re	12/12/2023	849,627	890,630
Mystic Re IV	12/16/2022	2,900,000	2,900,000
Old Head Re 2025	1/2/2025	—	10,475
Old Head Re 2026	12/22/2025	404,999	404,998
Palm Re	4/1/2025	750,000	783,075
Pangaea Re 2025-1	1/16/2025	1,691,648	1,920,000
Pangaea Re 2025-3	9/18/2025	2,500,000	2,932,401
Phoenix 3 Re	12/21/2020	715,670	1,193,900
Victory Pioneer Strategic Income Fund | 12/31/2568

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
PI0047 2024-1	1/26/2024	$9,257,634	$10,110,468
Pine Valley Re 2025	1/7/2025	646,543	765,540
Portsalon Re 2022	7/15/2022	242,189	285,520
Purple Re	4/2/2024	500,000	525,850
Purple Re	12/12/2025	1,033,542	1,037,600
Residential Re	11/22/2022	1,500,000	1,552,350
Residential Re	11/7/2023	1,500,000	1,572,150
Residential Re	11/7/2023	750,000	787,350
Residential Re	11/4/2024	750,000	775,650
Residential Re	11/4/2024	750,000	770,700
Sanders Re	1/16/2024	750,000	787,725
Sanders Re	12/10/2024	1,500,000	1,533,000
Sanders Re	12/10/2024	2,000,000	2,081,000
Sanders Re	3/13/2025	600,000	615,360
Sanders Re	3/13/2025	600,000	627,960
Sanders Re	3/13/2025	600,000	619,680
Sanders Re	3/13/2025	600,000	636,120
Sanders Re	12/3/2025	1,278,621	1,281,250
Sanders Re III	11/30/2022	750,000	781,875
Sanders Re III	3/24/2023	250,000	258,400
Sector Re V	12/4/2023	—	—
Sector Re V	12/29/2023	—	—
Sector Re V	12/31/2024	2,974	1,275,673
Silk Road Re	12/23/2024	250,000	251,875
Skyline Re	12/23/2025	500,000	499,993
Thopas Re 2020	12/30/2019	—	18,000
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	8,300
Thopas Re 2024	2/2/2024	—	18,835
Thopas Re 2025	1/10/2025	3,000,000	3,680,700
Tomtit Re 2026	12/31/2025	587,600	587,600
Ursa Re II	11/18/2025	500,000	501,280
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2023	2/2/2023	—	46,950
Viribus Re 2024	3/19/2024	—	15,825
Vitality Re XIII	1/4/2023	1,999,415	1,999,800
Vitality Re XIV	1/25/2023	4,002,380	4,078,800
Vitality Re XIV	1/25/2023	400,000	408,920
Walton Health Re 2022	7/13/2022	—	115,007
Total Restricted Securities			$128,713,821
% of Net assets			3.4%
69Victory Pioneer Strategic Income Fund | 12/31/25

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	72,680,000	USD	47,363,051	Citibank NA	1/30/26	$1,148,378
BRL	151,535,000	USD	27,541,468	Citibank NA	1/30/26	(110,596)
CLP	18,580,000,000	USD	20,326,513	Citibank NA	3/26/26	328,785
EUR	14,581,500	USD	17,027,148	Citibank NA	1/29/26	132,586
JPY	5,050,000,000	USD	32,835,679	Citibank NA	3/26/26	(357,273)
KRW	27,555,000,000	USD	18,840,424	Citibank NA	3/26/26	302,219
NGN	29,428,100,000	USD	19,309,777	Citibank NA	3/26/26	678,488
TRY	545,350,000	USD	11,660,576	Citibank NA	1/9/26	958,459
USD	5,354,664	CAD	7,465,000	Citibank NA	1/9/26	(86,391)
USD	3,042,541	EUR	2,600,000	Citibank NA	1/29/26	(17,179)
USD	68,539,615	EUR	59,171,000	Citibank NA	2/24/26	(1,178,575)
USD	16,994,216	INR	1,555,000,000	Citibank NA	3/25/26	(170,270)
USD	2,269,522	MXN	41,300,000	Citibank NA	3/27/26	(4,326)
USD	14,070,177	EUR	11,915,000	Citibank NA	3/27/26	10,446
ZAR	338,200,000	USD	19,465,035	Citibank NA	1/9/26	946,183
TRY	462,500,000	USD	9,751,212	Goldman Sachs & Co.	1/9/26	950,729
TRY	128,000,000	USD	2,694,737	JPMorgan Chase Bank NA	1/9/26	267,098
USD	19,782,590	ZAR	338,200,000	State Street Bank & Trust Co.	1/9/26	(628,628)
USD	20,038,019	BRL	108,205,000	State Street Bank & Trust Co.	1/30/26	450,744
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$3,620,877
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,619	U.S. 2 Year Note (CBT)	3/31/26	$338,270,707	$338,029,491	$(241,216)
1,206	U.S. 10 Year Ultra Bond (CBT)	3/20/26	139,462,227	138,708,850	(753,377)
988	U.S. Long Bond (CBT)	3/20/26	115,541,996	114,206,625	(1,335,371)
3,055	U.S. Ultra Bond (CBT)	3/20/26	367,146,903	360,490,000	(6,656,902)
			$960,421,833	$951,434,966	$(8,986,866)
Victory Pioneer Strategic Income Fund | 12/31/2570

Schedule of Investments  |  12/31/25
(unaudited) (continued)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
650	Euro-Bund	3/6/26	$(98,313,786)	$(97,448,172)	$865,613
1,218	U.S. 5 Year Note (CBT)	3/31/26	(133,610,497)	(133,133,112)	477,385
1,247	U.S. 10 Year Note (CBT)	3/20/26	(141,148,092)	(140,209,563)	938,529
			$(373,072,375)	$(370,790,847)	$2,281,527
TOTAL FUTURES CONTRACTS			$587,349,458	$580,644,119	$(6,705,339)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
215,690,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(15,606,712)	$(1,086,376)	$(16,693,088)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(15,606,712)	$(1,086,376)	$(16,693,088)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
8,215,000	American Airlines Group, Inc.	Receive	5.00%	6/20/30	$(612,461)	$999,186	$386,724
17,890,063	Oracle Corp.	Receive	1.00%	12/20/30	(397,004)	62,462	(334,541)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(1,009,465)	$1,061,648	$52,183

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
71Victory Pioneer Strategic Income Fund | 12/31/25

CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japan Yen
KRW — Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$25,741,525	$—	$25,741,525
Common Stocks
Household Durables	—	—	57	57
Paper & Forest Products	—	—	—*	—*
Telecommunications	—	993,482	—	993,482
All Other Common Stocks	2,848,257	—	—	2,848,257
Asset Backed Securities	—	347,826,405	180,000	348,006,405
Collateralized Mortgage Obligations	—	281,013,862	—	281,013,862
Commercial Mortgage-Backed Securities	—	154,425,567	—*	154,425,567
Convertible Corporate Bonds	—	7,821,765	—	7,821,765
Corporate Bonds
Banks	—	268,250,664	—*	268,250,664
Diversified Financial Services	—	117,651,006	— *	117,651,006
Victory Pioneer Strategic Income Fund | 12/31/2572

Schedule of Investments  |  12/31/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$34,275,023	$—*	$34,275,023
All Other Corporate Bonds	—	1,138,179,796	—	1,138,179,796
Preferred Stock	17,655,827	—	—	17,655,827
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	285,520	285,520
Multiperil – U.S.	—	—	10,110,468	10,110,468
Multiperil – Worldwide	—	—	7,424,099	7,424,099
Reinsurance Sidecars
Multiperil – Worldwide	—	—	34,364,795*	34,364,795
All Other Insurance-Linked Securities	—	76,528,939	—	76,528,939
Foreign Government Bonds	—	131,248,435	—	131,248,435
U.S. Government and Agency Obligations	—	1,158,192,263	—	1,158,192,263
Repurchase Agreements	—	48,630,000	—	48,630,000
Foreign Treasury Obligations	—	7,709,722	—	7,709,722
Open-End Fund	85,629,904	—	—	85,629,904
Total Investments in Securities	$106,133,988	$3,798,488,454	$52,364,939	$3,956,987,381
Liabilities
TBA Sales Commitments	$—	$(123,101,770)	$—	$(123,101,770)
Total Liabilities	$—	$(123,101,770)	$—	$(123,101,770)
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$3,620,877	$—	$3,620,877
Net unrealized depreciation on futures contracts	(6,705,339)	—	—	(6,705,339)
Centrally cleared swap contracts^	—	(24,728)	—	(24,728)
Total Other Financial Instruments	$(6,705,339)	$3,596,149	$—	$(3,109,190)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended December 31, 2025 investments having aggregate value of $666 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. There were no other transfers in or out of Level 3 during the period.
73Victory Pioneer Strategic Income Fund | 12/31/25